As filed with the Securities and Exchange Commission on March 29, 2005
                        Securities Act File No. 333-82337
                   Investment Company Act File. No. 811-09433
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                            ------------------------

                                    FORM N-2

[X]       Registration Statement Under The Securities Act of 1933
[X]       Pre-Effective Amendment No. 3
[ ]       Post-Effective Amendment No.
AND/OR
[X]       Registration Statement Under The Investment Company Act of 1940
[X]       Amendment No. 3

                    MANDATORILY EXCHANGEABLE SECURITIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                            c/o Goldman, Sachs & Co.
                                 85 Broad Street
                            New York, New York 10004
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (212) 902-1000



                            Kenneth L. Josselyn, Esq.
                                 85 Broad Street
                            New York, New York 10004
                     (Name and Address of Agent for Service)

                                    Copies to

                                David Lopez, Esq.
                      Cleary Gottlieb Steen & Hamilton LLP
                                One Liberty Plaza
                            New York, New York 10006

         Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.
         If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]
         It is proposed that this filing will become effective when declared effective pursuant to section 8(c).
         If appropriate, check the following box:
         [ ] This amendment designates a new effective date for a previously filed registration statement.
         [ ] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-________.

                         CALCULATION OF REGISTRATION FEE
                        UNDER THE SECURITIES ACT OF 1933
================================================================================
                                               Proposed Maximum     Amount of
                 Title of Securities          Aggregate Offering   Registration
                  Being Registered                 Price(1)            Fee (2)
                                                                   ------------
$    Trust Issued Mandatorily Exchangeable        $1,000,000          $2,780
     Securities...............................
================================================================================
(1)      Estimated solely for the purpose of calculating the registration fee.
(2)      Previously paid.

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                    MANDATORILY EXCHANGEABLE SECURITIES TRUST

                              Cross-Reference Sheet
           (Pursuant To Rule 481(A) Under The Securities Act of 1933)
                            Part A & B of Prospectus*

Item
Number   Caption                                                      Location In Prospectus
------   -------                                                      ----------------------
1.       Outside Front Cover.......................................   Front Cover Page

2.       Cover Pages; Other Offering Information...................   Front Cover Page; Underwriting

3.       Fee Table and Synopsis....................................   Summary

4.       Financial Highlights......................................   Not Applicable

5.       Plan of Distribution......................................   Front Cover Page; Summary; Underwriting

6.       Selling Shareholders......................................   Not Applicable

7.       Use of Proceeds...........................................   Summary; Use of Proceeds; Investment
                                                                      Objective and Policies

8.       General Description of the Registrant.....................   Front Cover Page; Summary; The Trust;
                                                                      Investment Objective and Policies; Risk
                                                                      Factors

9.       Management................................................   The Trust

10.      Capital Stock, Long-Term Debt, and Other Securities.......   Investment Objective and Policies;
                                                                      Description of Trust Securities; Certain
                                                                      United States Federal Income Tax
                                                                      Consequences

11.      Defaults and Arrears on Senior Securities.................   Not Applicable

12.      Legal Proceedings.........................................   Not Applicable

13.      Table of Contents of the Statement of Additional
         Information...............................................   Not Applicable

14.      Cover Page................................................   Not Applicable

15.      Table of Contents.........................................   Not Applicable

16.      General Information and History...........................   The Trust

17.      Investment Objective and Policies.........................   Investment Objective and Policies

18.      Management................................................   The Trust

19.      Control Persons and Principal Holders of Securities.......   The Trust

20.      Investment Advisory and Other Services....................   The Trust

21.      Brokerage Allocation and Other Practices..................   Investment Objective and Policies

22.      Tax Status................................................   Certain United States Federal Income Tax
                                                                      Consequences
23.      Financial Statements......................................   Statement of Assets and Liabilities

* Pursuant to the General Instructions to Form N-2, all information required to be set forth in Part B: Statement of Additional Information has been included in Part A: The Prospectus. Information required to be included in Part C is set forth under the appropriate item so numbered in Part C of this Registration Statement.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. A REGISTRATION STATEMENT RELATING TO THE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. WE MAY NOT SELL THESE SECURITIES UNTIL THIS REGISTRATION STATEMENT IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER, SOLICITATION OR SALE IS NOT PERMITTED.

PROSPECTUS (Subject to Completion)
Dated March _____, 2005

                                Trust Securities

                                     [  logo]


                    Mandatorily Exchangeable Securities Trust

           $        Trust Issued Mandatorily Exchangeable Securities
          (Subject to exchange into shares of common stock of        )

--------------------------------------------------------------------------------

The trust securities are a new issue of trust securities issued by the _________ Mandatorily Exchangeable Securities Trust. The trust will pay a distribution of $ _________ on each trust security on May 15, 2005 and will thereafter pay quarterly distributions of $ _________ on each trust security. If _____, which we refer to as " _______ ", makes cash distributions to all holders of its common stock that exceed $ ________ per share in any quarter, you will receive additional distributions from the trust as described in this prospectus.

On the "exchange date," which will be May 15, 2008, unless the exchange date is extended or accelerated, each as described in this prospectus, the trust will exchange each trust security for either:

     o    between 0._____ shares and one share of _____ common stock; or
     o    the cash equivalent thereof.

The number of shares of _________ common stock or amount of cash that will be delivered in exchange for each trust security will be based on the closing price of the _________ common stock on each of the 20 trading days in the period beginning 20 scheduled trading days immediately prior to the exchange date. The shares or cash that will be received in exchange for the trust securities may be delivered between May 15, 2008 and August 15, 2008, instead of on May 15, 2008 under the circumstances described in this prospectus. In some circumstances you may receive cash or other property instead of, or in addition to, the _________ common stock, as described in this prospectus.

This is the first issuance of securities by the trust. As a result, there is currently no public market for the trust securities. The trust will apply to list the trust securities on _________ under the symbol " _______ ". Trading of the trust securities on ________ is expected to commence no earlier than the opening of business on ________ . There is no minimum required purchase of trust securities in this offering.

_____'s common stock is currently quoted on _________ under the symbol "
_______ ". The last reported sale price of the _________ common stock on
_________ on ________ , 2005 was $ ________ per share. ________ is not affiliated with the trust.

The trust is a finite term closed-end investment company. Securities of this type of trust frequently trade at a discount from net asset value. This risk is separate from the risk that the trust's net asset value will fall. The trust cannot predict whether the trust securities will trade at, below or above net asset value. The risk of purchasing investments in a closed-end company that might trade at a discount may be greater for investors who wish to sell their investments soon after completion of this offering.

This prospectus sets forth concisely information about the trust that you should know before investing. You are advised to read this prospectus and to retain it for future reference. Additional information about the trust has been filed with the Securities and Exchange Commission and is available upon written or oral request and without charge. See "Where You Can Find More Information on the Trust".

Investing in the trust securities involves risks. See "Risk Factors" beginning on page _________ of this prospectus.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY OTHER REGULATORY BODY HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                               Per Security          Total
                                             ----------------    --------------
Initial Public Offering Price                $                   $
Sales Load                                   Not applicable      Not applicable
Proceeds to the Trust                        $                   $



         The underwriters expect to deliver the trust securities against payment in New York, New York on ____, 2005.


Goldman, Sachs & Co.           Lehman Brothers                    Citigroup









                          Prospectus dated ____, 2005.

                              _____________________
                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Summary........................................................................2
The Trust.....................................................................11
Use of Proceeds...............................................................15
Investment Objective and Policies.............................................15
Risk Factors..................................................................28
Description of Trust Securities...............................................32
Certain United States Federal Income Tax Consequences.........................35
Underwriting..................................................................40
Legal Matters.................................................................42
Experts.......................................................................42
Where You Can Find More Information on the Trust..............................43
Where You Can Find More Information on........................................43
Report of Independent Accountants.............................................44
Statement of Assets and Liabilities...........................................45

                                     SUMMARY

         This summary contains a general summary of the information contained in this prospectus. The summary may not contain all the information that may be important to you, and it is qualified in its entirety by the more detailed information included in this prospectus. You should consider carefully the information contained in this entire prospectus, including the information set forth under the heading "Risk Factors" in this prospectus.

         In this prospectus, " _______ " and "Company" refer to _________ and its subsidiaries on a consolidated basis, and " _______ " and "seller" refer to _________ and its subsidiaries on a consolidated basis, in each case unless the context otherwise indicates.


The Trust

         The trust is a New York trust that exists only to offer the trust securities. The trust's only activities will be related to issuing the trust securities and investing in the U.S. Treasury securities and the forward purchase contract with ________ , all as described in this prospectus.

The Trust's Investment Objective

         The trust's investment objective is to give you in respect of each trust security a distribution of $ ________ on May 15, 2005, quarterly distributions of $ ________ thereafter and, on the "exchange date," as extended or accelerated as described in this prospectus, a distribution of between 0.___ shares and one share of _________ common stock, or the cash equivalent thereof. The number of shares or the amount of cash that you will receive in exchange for each trust security will vary, depending on the closing price of _________ common stock on each of the 20 trading days in the period beginning 20 scheduled trading days immediately prior to the exchange date. We refer to any day on which a portion of the _________ common stock and/or other reference property (as defined below) deliverable in respect of the trust securities is determined as a "determination date".

         The daily amount for each determination date in the period described above is equal to, subject to certain adjustments:

         (a) if the closing price (as defined herein) on the relevant trading day is greater than $ _______ (the "threshold appreciation price"), _________ of one share of _________ common stock per trust security;

         (b) if the closing price on the relevant trading day is less than or equal to the threshold appreciation price but is greater than $ ________ (the "initial price"), 1/20th of one share of _________ common stock per trust security multiplied by a fraction equal to the initial price divided by the closing price; and

         (c) if the closing price on the relevant trading day is less than or equal to the initial price, 1/20th of one share of _________ common stock per trust security.

         As a result, except as provided below, on the exchange date you will receive a total of between 0. ________ shares of _________ common stock and one share of _________ common stock (or the cash equivalent thereof) for each trust security you own.

         If certain events affecting _________ common stock occur prior to the exchange date, the property into which your trust securities are exchangeable on the exchange date may be adjusted so that it includes _________ common stock, cash, securities other than _________ common stock and/or other property instead of _________ common stock alone. We refer to any such adjusted property as the "reference property". For purposes of determining which of (a) through (c) above applies on any determination date:

         o if the reference property includes _________ common stock and other property, then the "applicable market value per trust security" (determined as described under "Investment Objective and Policies--The Forward Purchase Contract--Total Exchange Shares") of that other property will be added to the closing price of the ________ common stock (or, if the reference property includes no _________ common stock, the closing price of the _________ common stock will be deemed to equal the applicable market value per trust security of the reference property); and

         o with respect to any reference property other than _________ common stock, references to one share of _________ common stock will be deemed to refer to the amount of such reference property received by the seller in respect of one share of _________ common stock or, if any such reference property is sold, the amount of net cash proceeds received in respect of such amount of reference property.

         As a result of the daily amount formula set forth in (a) through (c) above, you will receive part of any increase in the value of the _________ common stock or other reference property above $____. However, you will not receive any increase in the value of the _________ common stock or other reference property unless that value rises higher than $ ________ . You will bear the risk of any decrease in the value of the _________ common stock or other reference property.

         If there is a market disruption event (as described below under "Investment Objective and Policies--The Forward Purchase Contract--Total Exchange Shares") on any of the applicable trading days immediately prior to the exchange date, if the trust securities are earlier accelerated or if the exchange date is extended by the seller, the number of shares, amount of cash, or any other reference property that you will receive in exchange for each trust security will be based on the closing price of ____ common stock or the applicable market value of other reference property on days other than the 20 trading days immediately prior to May 15, 2008. Please see "Investment Objective and Policies--The Forward Purchase Contract--Extension and Acceleration of the Exchange Date at the Option of the Seller", "Investment Objective and Policies--The Forward Purchase Contract--Mandatory Acceleration upon Cash Merger", "Investment Objective and Policies--The Forward Purchase Contract--Optional Acceleration upon Partial Tender Offer or Partial Exchange Offer", and "Investment Objective and Policies--The Forward Purchase Contract--Anti-Dilution Adjustments--Adjustment Events."

         We refer to the fraction used to determine the number of shares of _________ common stock or other reference property deliverable in respect of any day as the "daily amount fraction".

         The closing price of the _________ common stock and the applicable market value of any other reference property on any determination date will determine the daily amount fraction on that determination date and therefore the value of what you will receive on the exchange date. For example, if the applicable market value of _________ common stock and any other reference property on a determination date is $ ________ , then the daily amount fraction for that date would be ________ . The amount of reference property deliverable on the exchange date will be based on the daily sum of the daily amount fractions on each determination date.

         References to one share of _________ common stock assume that one share is the maximum amount of shares of _________ common stock deliverable per trust security and that no other reference property is deliverable upon exchange of the trust securities. If, because of certain anti-dilution adjustments, the maximum amount of shares of _________ common stock deliverable per trust security is greater or less than one share and/or other reference property is deliverable upon exchange of the trust securities, references to one share of _________ common stock shall be to the maximum amount of shares of _________ common stock, cash or other property deliverable per trust security.

         Please see "Investment Objective and Policies--The Forward Purchase Contract--Mandatory Acceleration upon Cash Merger" for more information about partial or complete acceleration of the forward purchase contract in the event of a cash merger. Please see "Investment Objective and Policies--The Forward Purchase Contract--Anti-Dilution Adjustments" for more information about adjustments to the daily amount fraction and the reference property.

         For more detail, please see "Investment Objective and Policies".

The Trust's Investment Policies

         To achieve its investment objective, the trust will invest all the proceeds of this offering in:

         o a portfolio of stripped U.S. Treasury securities with face amounts and maturities corresponding to the quarterly distributions payable with respect to the trust securities. The trust will use the payments it receives as these U.S. Treasury securities mature to pay the quarterly distributions on the trust securities; and
         o a forward purchase contract with the seller. The seller will be required to deliver shares of ____ common stock to the trust on the exchange date. Alternatively, the seller may choose to deliver the equivalent amount of cash. If the seller performs its obligations, the forward purchase contract will provide the trust with the shares of common stock, cash and/or other reference property that the trust must deliver to you on the exchange date.

Extension of the Exchange Date

         The seller has the right to extend the exchange date under the forward purchase contract to August 15, 2008. If the seller extends the exchange date under the forward purchase contract, the seller will not be required to deliver the shares of _________ common stock, cash and/or other reference property under the forward purchase contract until August 15, 2008. However, once the seller extends the exchange date, the seller can, upon five scheduled trading days' notice to the trust, accelerate the delivery of shares of common stock, cash and/or reference property to any date between May 15, 2008 and August 15, 2008 in connection with a "rollover offering", as described below under "Investment Objective and Policies--The Forward Purchase Contract--Cash Settlement; Rollover Offerings". If the seller extends or extends and then accelerates the exchange date, you will not receive the ____ common stock, cash and/or other reference property in exchange for the trust securities until the extended or extended and accelerated exchange date, and the daily amount fraction will be based on, in the case of an extended exchange date that is not subsequently accelerated, the value of the ____ common stock, cash and/or any other reference property on each of the 20 trading days immediately prior to the extended exchange date, or, in the case of an extended and accelerated exchange date, on each of the five trading days immediately prior to the accelerated exchange date. However, you will receive an additional, partial cash distribution on the trust securities on the extended or extended and accelerated exchange date. Please see "Investment Objective and Policies--The Forward Purchase Contract--Extension and Acceleration of the Exchange Date at the Option of the Seller".

         The seller will pledge collateral to the trust (i.e., grant the trust a security interest in collateral) to secure the seller's obligations under the forward purchase contract. The collateral will initially be the maximum number of shares of _________ common stock that the seller must deliver under the forward purchase contract. If an "anti-dilution adjustment" or "reorganization event" occurs, the seller will be required to pledge the maximum amount of reference property deliverable upon exchange of the trust securities. However, if the seller complies with its obligations under the forward purchase contract and the collateral agreement, the seller may pledge U.S. Treasury securities instead of the shares of _________ common stock and/or other reference property.

         The trust is a grantor trust for purposes of the U.S. federal tax laws and will not change its investments, even if the value of the forward purchase contract or the _________ common stock and/or other reference property falls significantly or the financial condition of _________ declines.

         For more detail, please see "Investment Objective and Policies".

The Offering

         The trust is offering _________ trust securities at a purchase price of $ ________ per trust security. The trust securities are being offered through the underwriters. Goldman, Sachs & Co. ("Goldman Sachs"), 85 Broad Street, New York, New York 10004, Lehman Brothers, 745 Seventh Avenue, New York, New York 10019, and Citigroup Global Markets Inc., 388 Greenwich Street, New York, New York 10013 will be acting as representatives of the underwriters.

Concurrent Offering

         Concurrently with this offering, _________ is offering _________ shares of its common stock (or up to _________ shares if the underwriters in that transaction exercise in full their option to purchase additional shares of _________ common stock) and _________ is offering _________ shares of _________
common stock (or up to _________ shares if the underwriters in that transaction exercise their option to purchase at least _________ additional shares of _________ common stock) pursuant to an offering registered with the Securities and Exchange Commission, which we refer to as the "SEC" (the "concurrent offering"). The public offering price for those shares is ________ . ________ estimates that the net proceeds to it from the concurrent offering after estimated expenses and underwriting discounts and commissions will be approximately $ ________ million, or $ ________ million if the underwriters exercise in full their option to purchase additional shares of _________ common stock.

         This offering of trust securities and the concurrent offering of _________ common stock would result in _________ selling over time its entire interest in _________ if:

         o the underwriters in that offering exercise their option to purchase ____ additional shares of ____ common stock; and

         o ________________ delivers the maximum number of shares of _________ common stock deliverable to the trust on the exchange date, as described in this prospectus.

         Each of this offering and the concurrent offering by _________ and _________ is conditioned upon the successful completion of the other. The trust will not receive any of the proceeds from ________ 's and _________ 's offering of _________ common stock.

The Trust Securities

         The trust will pass through to you your pro rata share of all payments that it receives on the U.S. Treasury securities that it purchases with the proceeds from this offering. Similarly, the trust will deliver to you your pro rata share of all shares of _________ common stock and/or amounts of other reference property that it receives from the seller under the forward purchase contract.

         Distributions

         Holders of the trust securities will receive, for each trust security, a distribution of $____ on May 15, 2005 and quarterly distributions of $ ________ thereafter. The trust will pay these distributions on each February 15, May 15, August 15 and November 15. However, if the trust would be required to make a distribution on a Saturday, Sunday or legal holiday, the trust will pay that distribution on the next business day instead. The trust will make each payment to the holder of the trust security whose name appears in the trust's books on the business day immediately preceding the applicable payment date.

         The only source of cash for the quarterly distributions on the trust securities will be the cash received from the U.S. Treasury securities purchased by the trust with the proceeds from this offering. Part of each year's distributions on the trust securities will be treated as a return of capital under the U.S. federal income tax laws. For more detail, please see "Description of Trust Securities--Distributions--Tax Treatment of Distributions" and "Certain United States Federal Income Tax Consequences".

         In addition to the quarterly distributions described above, if _________ makes distributions of cash to all holders of _________ common stock that exceed $ ________ per share in any quarter, which we refer to as "excess distributed amount", you will receive additional distributions of cash. For further detail, please see "Investment Objective and Policies--The Forward Purchase Contract--Anti-Dilution Adjustments".

         Exchange for Common Stock of

         On the exchange date, each trust security will be mandatorily exchanged for between 0. _______ shares and one share of _________ common stock, as determined by the formula described above under "--The Trust's Investment Objective". However, if the seller elects to deliver cash instead of ________ common stock under the forward purchase contract, you will receive cash instead of _________ common stock. The amount of cash will be based on the closing price of the ________ common stock otherwise deliverable.

         Modifications to Delivery Requirements

         In some circumstances, you may receive cash or other reference property instead of or in addition to the _________ common stock, or you may receive some or all of the _________ common stock, cash or other reference property on a date other than May 15, 2008:

         o The exchange date may be extended or extended and then accelerated by the seller as described above. In this case, you would not receive the _________ common stock, cash and/or other reference property until the extended or extended and then accelerated date, but you would receive an additional cash distribution on the trust securities for the period of delay. For further detail, please see "Investment Objective and Policies--The Forward Purchase Contract--Extension and Acceleration of the Exchange Date at the Option of the Seller".

         o The seller may elect to deliver cash instead of ____ common stock under the forward purchase contract. If the seller decides to deliver cash instead of ______ common stock, it may do so, among other things, in connection with a "rollover offering"--that is, an offering of securities that refinances the seller's obligations under the forward purchase contract. If the seller completes a rollover offering, the seller will deliver the cash under the forward purchase contract by the fifth business day after completing the rollover offering. In this case, you would not receive the cash payable on exchange of the trust securities until the seller pays it to the trust following completion of the rollover offering. For further detail, please see "Investment Objective and Policies--The Forward Purchase Contract--Cash Settlement; Rollover Offerings".

         o If _____ is involved in a merger, consolidation or reclassification of its common equity securities in which 30% or more of the consideration for the _____ common stock consists of cash or cash equivalents, the forward purchase contract will be partially accelerated with respect to such cash consideration and, promptly following the merger date, the trust securities will be partially exchanged for (1) an amount of cash or cash equivalents computed based on (i) 20 times the daily amount fraction corresponding to the closing price of _________ common stock on the trading day immediately prior to the effective date of the cash merger, (ii) the closing price of ________common stock on the trading day immediately prior to the effective date of the merger, and
                  (iii) the percentage of merger consideration consisting of cash or cash equivalents (the "cash consideration percentage"); and (2) the holder's pro rata share of the cash consideration percentage of the U.S. Treasury securities used to pay the quarterly distributions on the trust securities. If the cash consideration percentage is 100%, the forward purchase contract will be completely accelerated and you will receive cash or cash equivalents based on the daily amount fraction in effect immediately prior to the merger and those U.S. Treasury securities then held in the trust will be sold and the proceeds of that sale will be distributed pro rata to the holders of the trust securities. For further detail, please see "Investment Objective and Policies--The Forward Purchase Contract--Mandatory Acceleration upon Cash Merger".

         o If certain events affecting _________ common stock occur prior to the exchange date, the daily amount fraction may be subject to adjustment or you may receive reference property consisting of _________ common stock, cash, securities other than _________ common stock and/or other property on the exchange date instead of _________ common stock alone. For further detail, please see "Investment Objective and Policies--The Forward Purchase Contract--Anti-Dilution Adjustments".

         o If the seller defaults under the forward purchase contract or the collateral agreement, if the seller is involved in certain bankruptcy or insolvency proceedings or if the long-term senior unsecured debt of _____ is not rated by any of three specified rating agencies, the forward purchase contract will be accelerated. In this case, the holder of each trust security will then receive an early distribution of the reference property instead of receiving the reference property that would otherwise be delivered on the exchange date. For further detail, please see "Investment Objective and Policies--The Forward Purchase Contract--Collateral Arrangements; Acceleration upon Default by the Seller".

         o If, at any time prior to the exchange date, _____owns 20% or more of ______'s voting securities, the forward purchase contract will be accelerated in the percentage necessary to reduce ____'s ownership of ____'s voting securities to 18.5% (the "reduction percentage"). In this case, the holder of each trust security will then receive an early distribution of the reference property in respect of the reduction percentage instead of receiving the reference property that would otherwise be delivered on the exchange date. For further detail, please see "Investment Objective and Policies--The Forward Purchase Contract--Partial Acceleration upon 20% Ownership of _________ by ___________ ."

         Voting Rights

         You will have the right to vote on changes to the terms of the trust securities, on the replacement of the trustees of the trust and the trust's custodian, paying agent, transfer agent, registrar and other agents, and on other matters affecting the trust, as described below under the caption "Description of Trust Securities". However, you will not have any voting rights with respect to the _________ common stock until and unless you actually receive shares of _________ common stock in exchange for the trust securities. For more detail, please see "Risk Factors--If you hold trust securities, you will not be entitled to any rights with respect to _________ common stock, but you will be subject to all changes made with respect to the ________ common stock" and "Description of Trust Securities--Voting".

         Listing

         The trust will apply to list the trust securities on the _________ under the symbol " _______ ". Trading of the trust securities on the ________ is expected to commence no earlier than the opening of business on ________ .

[Company Name]

         _____ is primarily engaged in _____ . ____ and its predecessor, ____ , have been engaged in the business of _____ since _____.

         ______ has prepared a prospectus and an accompanying prospectus supplement that describes ____ and the _____ common stock (together, the " _____ common stock prospectus"). The ____ common stock prospectus is attached to this prospectus. _____ files reports, proxy statements, and other information with the SEC, as described below under "Where You Can Find More Information on ______ ". ________ is not affiliated with the trust and will not receive any of the proceeds from the sale of the trust securities.

Certain Federal Income Tax Considerations

         The trust will be treated as a grantor trust under the U.S. federal income tax laws. This means that each holder will be treated as if it owned directly its proportionate share of the assets held by the trust. Consequently, each holder will be treated as owning its proportionate share of the U.S. Treasury securities and the forward purchase contract held by the trust. In addition, a portion of the amount invested by the holders will be treated as a cash deposit that will be used to satisfy the holders' obligation to make payment under the forward purchase contract for the purchase of the shares of _________ common stock on the exchange date. Similarly, income and original issue discount earned by the trust will generally be treated as income of the holders.

         Under the U.S. federal income tax laws, the U.S. Treasury securities held by the trust will be treated as having "original issue discount" that will accrue over the term of the U.S. Treasury securities. However, when the trust actually receives cash on these U.S. Treasury securities, these cash payments will not be included in a holder's income. Instead, these payments will reduce a holder's aggregate tax basis in the trust securities over time to an amount equal at maturity of the forward purchase contract to its basis in its pro rata portion of the forward purchase contract.

         A holder that holds the trust securities until they mature will not be subject to tax on the receipt of shares of _________ common stock. A holder that sells the trust securities or receives cash (rather than shares of _________ common stock) on the exchange date will have a capital gain or loss equal to the difference between the holder's tax basis in the trust securities and the cash received. In addition, it is possible that during the term of the trust securities a holder will have a capital gain on a deemed exchange of a portion of the trust securities or that a holder would be required to accrue income in addition to the original issue discount described above.

         For more detail, please see "Certain United States Federal Income Tax Consequences".

Risk Factors

         An investment in the trust securities involves risk. Some of the risks of an investment in the trust securities are described under "Risk Factors", beginning on page _________ . These risks include the following:

         o The trust will not dispose of the forward purchase contract even if the price of the ________ common stock falls significantly or the financial condition of the company suffers. The holders of the trust securities will bear the risk of any decrease in the value of the ____ common stock.

         o Similarly, the trust will not dispose of the U.S. Treasury securities before they mature or the trust terminates, whichever comes first, even if their value falls significantly.

         o If the price of _________ common stock rises, a holder of a trust security will not receive all of this increase in value. With respect to each determination date, holders of the trust securities will not receive any of this increase if the closing price of the ______ common stock on the respective determination date is below $ ________ . Holders will receive only ________ % of any increase in the value of the ________ common stock over $____. On the other hand, holders of trust securities will bear all of any decrease in the value of the _________ common stock below $ ________ .

         o        Distributions on the trust securities will remain fixed.
                  Subject to certain exceptions, to the extent dividends are paid on the ________ common stock, the distributions on the trust securities may be lower than the dividends paid on the _________ common stock.

         o The number of shares of _________ common stock and/or amount of other reference property that holders may receive on the exchange date will be adjusted if the company takes certain actions that have the effect of combining, splitting or diluting the value of the ____ common stock. The number of shares of _________ common stock and/or other reference property to be received by holders may not be adjusted for other events that may adversely affect the price of the _________ common stock, such as offerings of ________ common stock for cash or in connection with acquisitions.

         o The only assets held by the trust will be the U.S. Treasury securities and the forward purchase contract. An investment in the trust will be riskier than an investment in an investment company with diversified investments.For example, the trust securities will, unless certain events affecting ______ common stock occur before the exchange date, be exchangeable only into shares of _______ common stock. Consequently, the value of the trust securities may be subject to greater volatility and be more adversely affected by a single economic, political or regulatory occurrence than an investment in a more broadly diversified group of issuers.

         o A bankruptcy of the seller might have a greater effect on the amount received by holders of the trust securities in respect of the trust securities and/or the timing of such receipt than it would if the trust also entered into other forward purchase contracts with a diversified group of sellers.

         o The trading prices of the trust securities in the secondary market will be directly affected by the trading prices of the _________ common stock in the secondary market. The trading price of the _________ common stock will be influenced by the company's operating results and prospects and by economic, financial and other factors and market conditions. The trading price of the trust securities will also be affected by fluctuations in interest rates and other factors that are difficult to predict and beyond the trust's control.

         o There can be no assurance that a secondary market will develop for the trust securities. If a secondary market does develop, there can be no assurance that it will provide the holders with liquidity for their investment or that it will continue for the life of the trust securities.

         o Holders of the trust securities will not be entitled to any rights with respect to the ____ common stock unless they actually receive _________ common stock in exchange for the trust securities. For example, holders of trust securities will not be entitled to vote the shares of _________ common stock or receive dividends.

         o The tax treatment of the trust securities is uncertain. There are no statutory, judicial or administrative authorities addressing the characterization for U.S. federal income tax purposes of the trust securities. As a result, certain aspects of the U.S. federal income tax consequences of an investment in the trust securities remain uncertain.

Fees And Expenses

         Underwriters' Compensation

         The seller will compensate the underwriters for the offering of the trust securities because a significant portion of the proceeds of the sale of the trust securities will be used by the trust to pay the purchase price to the seller under the forward purchase contract. The underwriting agreement requires the seller to pay the underwriters $ ________ for each trust security sold in the offering.

         Organizational and Offering Costs

         The trust's organizational costs will be approximately $10,000. The trust's costs in connection with the offering of the trust securities will be approximately $ ________ . The seller will pay these organizational and offering costs in connection with the purchase by the trust of the forward purchase contract.

         Costs of Other Service Providers

         In connection with the purchase by the trust of the forward purchase contract, the seller will pay the costs of the other service providers as described in this paragraph: At the closing of the offering of the trust securities, the seller will make a one-time, up-front payment of $ ________ to the trust's administrator, custodian, collateral agent, paying agent, and trustees as compensation for their services to the trust. The seller will also pay the trust's administrator $ ________ to cover the trust's anticipated expenses. The seller will pay any ongoing expenses of the trust above these estimated amounts and the seller will reimburse the trust for any amounts it may pay as indemnification to the trust's administrator, custodian, collateral agent, paying agent, or any trustee. If the seller does not pay these expenses and obligations, the trust will have to pay them, and this will reduce the amounts available to distribute to holders. To the extent expenses incurred by the trust are less than the up-front payment, the excess amount will be returned to the seller.

         Because the trust will not bear any fees or expenses, investors will not bear any expenses directly.

         Investor Transaction Expenses
         Sales Load (as a percentage of Initial Offering Price)         %(a)
         Dividend Reinvestment and Cash Purchase Plan Fees               N/A
         Annual Expenses (as a percentage of net assets)
         Management Fees(b)                                               0%
         Other Expenses(c)                                                0%
                                                                      -------
                  Total Annual Expenses(c)                                0%
                                                                      =======
         ----------------------
         (a)  See "Underwriting".
         (b) See "The Trust". The trust will be internally managed; consequently, there will be no separate investment advisory fee paid by the trust. PFPC, Inc. will act as the administrator of the trust.
         (c) The organizational costs of the trust in the amount of $10,000, compensation payable to the trust's administrator, custodian, collateral agent, paying agent and trustees in the amount of $ ________ and approximately $ ________ in costs in connection with the offering of the trust securities will be paid by the seller. Anticipated ongoing expenses of the trust over the term of the trust, estimated to be approximately $ ________ , as well as any unanticipated operating expenses of the trust, will also be paid by the seller. See "The Trust--Expenses of the Trust". Absent these arrangements, the trust's "Other Expenses" and "Total Annual Expenses" would be approximately ________ % of the trust's net assets.

         The SEC requires registered investment companies to present their expenses in the format above and to provide the example below. The purpose of the table above and the example below is to help you understand all fees and expenses that you, as a holder of trust securities, would bear directly or indirectly. The expenses shown in the table under "Other Expenses" and "Total Annual Expenses" are based on estimated amounts for the trust's first year of operations.

         The SEC also requires that closed-end investment companies present an illustration of cumulative expenses (both direct and indirect) that an investor would bear. The example must factor in the applicable sales load and must assume that investors will receive a 5% annual return and will reinvest all distributions at net asset value. Please note that the assumption of a 5% annual return does not accurately reflect the trust's terms. See "Investment Objective and Policies". Also, the trust does not permit holders to reinvest the distributions on the trust securities. The example should not be considered a representation of future expenses and actual expenses may be greater than the expenses shown.

                Example                           One Year     Three Years     Five Years      10 Years
                -------                           --------     -----------     ----------      --------
You would pay the following expenses
on a $1,000 investment assuming (1)
no annual expenses and (2) a five
percent annual return:                             $            $               $              $


                                    The Trust

Creation and Form of the Trust

         The trust is a New York trust. It is a registered, non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The trust was formed under the name "Fourteenth Automatic Common Exchange Securities Trust" under a trust agreement dated June 29, 1999, which will be amended and restated to reflect the terms of the offering (as amended and restated, the "trust agreement"). The name of the trust was changed to "Mandatorily Exchangeable Securities Trust" on March 3, 2005. The trust's address is 85 Broad Street, New York, New York 10004 (telephone no. (212) 902-1000).

The Trustees

         The trust will have four trustees. One of the trustees will be designated as the trust's managing trustee. The trustees will be responsible for the trust's general management and operations. However, the trustees will not have the power to vary the investments held by the trust. See "Investment Objective and Policies". The seller will pay each trustee, on behalf of the trust, an annual fee. The managing trustee will receive an additional fee for serving in that capacity.

         Goldman Sachs, as the trust's sponsor and the initial holder of the trust's securities, has elected Wilmington Trust Company and three individuals to serve as the trustees. The trustees' names, ages, addresses and titles, their principal occupations during the past five years and their compensation are as follows:

                                         Position Held
                                        with  Registrant
                                          and Length           Principal Occupation
        Name, Age and Address             of Service          During Past Five Years            Compensation
        ---------------------          ----------------       ----------------------            ------------

        Donald J. Puglisi (   )         Managing trustee       Professor of Finance            $7,200 per year
          Department of Finance           Since 2005          University of Delaware
          University of Delaware
          Newark, DE 19716

        William R. Latham, III (   )         Trustee          Professor of Economics           $3,600 per year
          Department of Economics           Since 2005        University of Delaware
          University of Delaware
          Newark, DE 19716

        James B. O'Neill (   )               Trustee          Professor of Economics           $3,600 per year
          Department of Economics           Since 2005        University of Delaware
          University of Delaware
          Newark, DE 19716

        Wilmington Trust Company             Trustee              Not applicable               $5,000 per year
          Rodney Square North               Since 2005
          1100 North Market Street
          Wilmington, DE 19890

         None of the trustees is an "interested person" of the trust as defined in the Investment Company Act. Furthermore, none of the trustees is a director, officer or employee of any underwriter or of the trust's administrator, or of any affiliate of any underwriter or the trust's administrator. The Trustees will not receive, either directly or indirectly, any pension or retirement benefits, from the trust. Each of the trustees serves as a trustee of other similar trusts, but none of the trustees receives any compensation for serving as a trustee or director of any other affiliated investment company.

         None of the trustees beneficially owns any equity securities of the registrant or of any registered investment companies overseen by the trustee within the trust's family of investment companies.

Securities Ownership by Trustees

         For each trustee, the following table discloses the dollar range of equity securities beneficially owned by the trustee in the trust and, on an aggregate basis, in any registered investment companies overseen by the trustee within the trust's family of investment companies as of December 31, 2004:


                                                                  Aggregate Dollar Range of Equity Securities in All
                                 Dollar Range of Equity             Registered Investment Companies Overseen by
        Name of Trustee         Securities in the Trust              Trustee in Family of Investment Companies
        ---------------         -----------------------              -----------------------------------------
Donald J. Puglisi                        None.                                         None.
William R. Latham, III                   None.                                         None.
James B. O'Neill                         None.                                         None.
Wilmington Trust Company                 None.                                         None.


         For disinterested trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in a principal underwriter of the trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with a principal underwriter of the trust as of December 31, 2004:


                                 Name of Owners and
                                  Relationships to                                             Value of        Percent of
       Name of Trustee                Trustee             Company         Title of Class      Securities          Class
-----------------------------    ------------------     ----------        --------------      ---------        ----------
Donald J. Puglisi                                          N/A                N/A               N/A               N/A
William R. Latham, III                                     N/A                N/A               N/A               N/A
James B. O'Neill                                           N/A                N/A               N/A               N/A
Wilmington Trust Company                                   N/A                N/A               N/A               N/A



Other Service Providers

         Administrator

         The trust's day-to-day affairs will be managed by PFPC, Inc. ("PFPC") as administrator and transfer agent under an administration agreement, dated as of ________ , 2005. Under the administration agreement, the trustees have delegated most of their operational duties to the administrator, including the duties to:

         o        receive and pay invoices for expenses incurred by the trust;

         o instruct the trust's paying agent to pay the distributions on the trust securities;

         o prepare, mail, file and publish all notices, proxies, reports, tax returns and other documents for the trust, or direct the trust's paying agent to do so, and keep the trust's books and records;

         o receive and, as appropriate, review all notices, report, certificates, and other documents regarding the forward purchase contract and the trust securities; and

         o make all necessary arrangements for meetings of the trustees and any meetings of holders.

         The administrator will not select the independent public accountants for the trust. The administrator also will not sell any of the trust's assets, or permit any other agent of the trust to do so, except when the forward purchase contract requires the trust to make a delivery, when the trust is required to sell fractional shares, when the collateral agreement securing the forward purchase contract requires the trust to sell collateral posted by the seller, and when the trust terminates.

         Custodian

         The trust's assets will be held by Wilmington Trust Company as the trust's custodian under a custodian agreement, dated as of ________ , 2005.

         Collateral Agent

         Wilmington Trust Company will act as collateral agent under the collateral agreement among the collateral agent, the trust and the seller. The collateral agent will hold a perfected security interest in the _________ common stock and U.S. Treasury securities or other assets pledged by the seller under the collateral agreement. If the seller defaults under the forward purchase contract or collateral agreement, it will be the collateral agent that sells the collateral posted by the seller and pays the proceeds of that sale to the custodian for distribution to you.

         Paying Agent

         Wilmington Trust Company will serve as the registrar and paying agent for the trust securities under a paying agent agreement, dated as of _________ , 2005.

         Other Information Concerning the Trust's Agents

         The administrator, the custodian, the collateral agent and the paying agent each will have the right to resign at any time on 60 days' notice to the trust. The trustees have the right to remove any of these agents of the trust at any time on 60 days' notice or immediately if the agent defaults under the applicable agreement or the Investment Company Act, suffers a bankruptcy, or under several other circumstances. In order to ensure that all the agents of the trust are the same financial institution or affiliate financial institutions, if any of these agents resigns or is removed, the appointment of each of the other agents automatically terminates. However, no resignation or removal of any of these agents will be effective until a successor is appointed. If any of these agents resigns or is removed, the trustees are required to appoint a successor with the qualifications specified in the trust agreement.

         Except for their respective roles as trustee, administrator, custodian, collateral agent and paying agent, Wilmington Trust Company and PFPC have no other affiliation with, and are not engaged in any other transactions with, the trust.

Indemnification

         The trust will indemnify each trustee, the administrator, the custodian, the collateral agent and the paying agent against any liabilities or costs (including the reasonable costs of defending against any liability) that it may incur in acting in that capacity, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its respective duties or where applicable law prohibits that indemnification. The seller has agreed to reimburse the trust for the amounts it may be required to pay under these indemnifications. If the seller does not pay these amounts, the trust will have to pay them, and this will reduce the amount available to distribute to holders.

Expenses of the Trust

         At the closing of the offering of the trust securities, the seller will pay to the administrator, the custodian, the collateral agent and the paying agent a one-time, up-front payment of $ ________ to cover their fees and the trustees' compensation described above. The seller will also pay the administrator a one-time, up-front payment of $ ________ to cover the trust's anticipated expenses. The anticipated trust expenses to be paid by the administrator out of this amount include, among other things:

         o        expenses for legal and independent accountants' services;

         o costs of printing proxies, trust securities certificates and holder reports; and

         o        fidelity bond coverage for the trustee.

         In addition, the seller will pay the costs of organizing the trust in the amount of $10,000 and estimated costs in connection with the offering of the trust securities, the registration of the trust as an investment company with the SEC, and the periodic and other filings the trust makes with the SEC in the amount of $ ________ .

         The amount that the seller will pay to the administrator to cover the trust's ongoing expenses was determined based on estimates made in good faith on the basis of information currently available to the trust, including estimates furnished by the trust's agents. It is possible, however, that the actual operating expenses of the trust will be substantially more than this amount. The seller has agreed to pay any excess expenses beyond this amount. If the seller does not pay those excess expenses, the trust will have to pay them, and this will reduce the amount available to distribute to holders. To the extent expenses incurred by the trust are less than the up-front payment, the excess amount will be returned to the seller.

Audit Committee

         The trust's audit committee consists of Messrs. Puglisi, Latham and O'Neill. The audit committee provides oversight with respect to the accounting and auditing procedures of the trust and, among other things, determines the selection of independent public auditors for the trust and considers the scope of the audit and approves all audit and permitted non-audit services proposed to be performed by those auditors on behalf of the trust.

Code of Ethics

         The trust has adopted a code of ethics governing personal trading activities of, as applicable, all trustees and officers of the trust. Such persons are prohibited from effecting certain transactions, allowed to effect certain exempt transactions (including with respect to securities that may be purchased or held by the trust), and are required to report certain transactions to the managing trustee on a regular basis. The trust has developed procedures for administration of the code. The code of ethics can be viewed online or downloaded from the EDGAR Database on the Securities and Exchange Commission's internet web site at www.sec.gov. You may also review and copy the code of ethics by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at (202) 942-8090. In addition, copies of the code of ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the Securities and Exchange Commission's Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

Trust Termination

         The trust will terminate automatically ten business days after the exchange date. However, if the forward purchase contract is accelerated, the trust will terminate ten business days after the _____ common stock, cash and/or other reference property required to be delivered under the forward purchase contract is delivered. If the trust terminates before all the distributions on the trust securities have been paid, the trust's administrator will sell any U.S. Treasury securities then held in the trust and distribute the proceeds pro rata to the holders of the trust securities, together with the _________ common stock, cash or other reference property delivered under the forward purchase contract.

Valuation for Investment Company Act Purposes

         In calculating the trust's net asset value as required by the Investment Company Act, the trust agreement provides that: (1) the U.S. Treasury securities held by the trust will be valued at the mean between the last current bid and asked prices or, if quotations are not available, as determined in good faith by the trustees; (2) short-term investments having a maturity of 60 days or less will be valued at cost with accrued interest or discount earned included in interest receivable; and (3) the forward purchase contract will be valued on the basis of the bid price received by the trust for the forward purchase contract, or any portion of the forward purchase contract covering not less than 1,000 shares, from an independent broker-dealer firm unaffiliated with the trust to be named by the trustees who is in the business of making bids on financial instruments similar to the forward purchase contract and with comparable terms, or if such a bid quotation is not available, as determined in good faith by the trustees.

Investment Company Act Exemption

         The SEC has issued an order that exempts the trust from the requirements of Section 12(d)(1) of the Investment Company Act that restrict the amount of securities that registered investment companies could otherwise own. Accordingly, registered investment companies may hold trust securities in excess of the limits imposed by Sections 12(d)(1)(A)(i) and 12(d)(1)(C) of the Investment Company Act. However, any such investment company will be required to vote its trust securities in proportion to the votes of all other holders.



                                 Use of Proceeds

         The net proceeds of this offering will be used immediately upon the closing of this offering to:

         o purchase a portfolio of stripped U.S. Treasury securities with face amounts and maturities corresponding to the quarterly distributions payable with respect to the trust securities; and

         o pay the purchase price to the seller under the forward purchase contract.



                        Investment Objective and Policies

Investment Objective, Policies and Restrictions

         Fundamental Policies

         The trust's investment objective is to give you in respect of each trust security a distribution of $ _________ on May 15, 2005, quarterly distributions of $ ____________ thereafter and, on the exchange date a distribution in respect of each trust security of between 0. ________ shares and one share of _________ common stock or the cash equivalent thereof. The number of shares, or amount of cash, that you will receive in exchange for your trust securities will vary, depending on the closing price of _________ common stock on each of the applicable trading days immediately prior to the exchange date. We refer to any trading day on which a portion of the _________ common stock and/or other reference property deliverable in respect of the trust securities is determined as a "determination date". The value of the _________ common stock, cash or other reference property that you will receive under the trust securities may be more or less than the amount you paid for the trust securities.

         To achieve its investment objective, the trust will use the proceeds of the trust securities to buy and hold:

         o a portfolio of stripped U.S. Treasury securities with face amounts and maturities corresponding to the quarterly distributions payable with respect to the trust securities; and

         o        the forward purchase contract.

         The trust has adopted the following fundamental policies:

         o the trust will invest at least ______ % of its total assets in the forward purchase contract;

         o the forward purchase contract may not be disposed of during the term of the trust;

         o the U.S. Treasury securities held by the trust may not be disposed of before the earliest of their respective maturities, the occurrence of a default by the seller under the forward purchase contract, and the termination of the trust, except as described in this prospectus; and

         o the trust may not purchase any securities or instruments other than the U.S. Treasury securities, the forward purchase contract and the ____ common stock or other assets that may be received pursuant to the forward purchase contract and, for cash management purposes, the short-term obligations of the U.S. Government described under "--Temporary Investments" below; issue any securities or instruments except for the trust securities; make short sales or purchases on margin; write put or call options; borrow money; underwrite securities; purchase or sell real estate, commodities or commodities contracts; purchase restricted securities; make loans (other than the purchase of stripped U.S. Treasury securities as described in this prospectus); or take any action that would or could cause the trust not to be a "grantor trust" for purposes of the U.S. federal income tax laws.

         The foregoing investment objective and policies are fundamental policies of the trust that may not be changed without the approval of a majority of the trust's outstanding trust securities. A "majority of the trust's outstanding trust securities" means the lesser of (i) 67% of the trust securities represented at a meeting at which more than 50% of the outstanding trust securities are represented, and (ii) more than 50% of the outstanding trust securities.

______and the ______ Common Stock

         _____ is primarily engaged in _____. _____ and its predecessor, _____ , have been engaged in the business of _____ since ______.

         ______'s common stock has been traded on _________ under the symbol "
_______ " since ________ . The high and low prices of ________ 's common stock, as reported by ________ , are set forth below for the periods indicated.


                                                                                     Dividends
                                                                                     Declared
                                                             High          Low       per Share
                                                             ----          ---       ---------

       2002
          First Quarter.................................   $            $            $
          Second Quarter................................   $            $            $
          Third Quarter.................................   $            $            $
          Fourth Quarter................................   $            $            $

       2003
          First Quarter.................................   $            $            $
          Second Quarter................................   $            $            $
          Third Quarter.................................   $            $            $
          Fourth Quarter................................   $            $            $

       2004
          First Quarter.................................   $            $            $
          Second Quarter................................   $            $            $
          Third Quarter.................................   $            $            $
          Fourth Quarter................................   $            $            $

       2005
          First Quarter (through ______ , 2005).........   $            $            $


         Holders of trust securities will not be entitled to any rights with respect to the ________ common stock unless they actually receive shares of _________ common stock in exchange for the trust securities.

         Please refer to the attached _________ common stock prospectus, which describes _________ and the common stock. The _________ common stock______ prospectus relates to an aggregate of _________ shares of _____ common stock. _______ files reports, proxy statements, and other information with the SEC, as described below under "Where You Can Find More Information on ______".

The Forward Purchase Contract

         On the closing date of this offering, the trust will enter into a forward purchase contract with the seller which will obligate the seller to deliver to the trust:

         o on the exchange date a number of shares of _________ common stock equal to the product of the total exchange shares (as defined below) times the number of trust securities outstanding as of the exchange date; and

         o certain distributions to holders of ________ common stock received by the seller in connection with adjustment events, as described under "Investment Objective and Policies--The Forward Purchase Contract--Anti-Dilution
                  Adjustments--Adjustment Events".

         The aggregate purchase price that the trust will pay under the forward purchase contract will be $ ________ . The trust will pay this purchase price on the closing date of this offering. This purchase price was arrived at by arm's-length negotiation between the trust and the seller, taking into consideration factors including the price, the expected dividend level and volatility of the ______ common stock, current interest rates, the term of the forward purchase contract, current market volatility generally, the collateral pledged by the seller, the value of other similar instruments and the costs and anticipated proceeds of the offering of the trust securities.

         All matters relating to the administration of the forward purchase contract will be the responsibility of either the administrator or the custodian.

         Exchange on the Exchange Date

         Except as otherwise provided below, on the exchange date, as accelerated or extended, each trust security will be mandatorily exchanged for a number of shares of _________ common stock (and/or an amount of cash or other reference property) that we refer to as the "total exchange shares", which is defined below.

         Total Exchange Shares

         Except as described below, the "total exchange shares" to be delivered in respect of each trust security on the exchange date is an amount equal to the sum of the daily amounts calculated as described below for each of the 20 trading dates beginning 20 scheduled trading days immediately prior to the exchange date or, for so long as no market disruption event (as defined herein) occurs, if any property is included in the reference property on less than all of such 20 trading days, such lesser number of trading days during which any such property is included in the reference property during such 20 trading day period.

         The seller may deliver the daily amount in cash instead of shares of _________ common stock. If the seller chooses to deliver the daily amount in cash instead of shares of _________ common stock, it will be required to notify the collateral agent of its election not later than five scheduled trading days prior to the 20th scheduled trading day prior to the exchange date, and if it is electing to pay cash instead of delivering only a portion of the _________ common stock it would otherwise be required to deliver, it will be required to specify the trading days in respect of which it will deliver the daily amount in cash instead of _________ common stock (which must be consecutive trading days at the end of the 20 trading day period for which daily amounts are calculated).

         The daily amount for each determination date in the period described above is equal to, subject to certain adjustments:

         a) if the closing price (as defined below) on the relevant trading day is greater than $ _______ (the "threshold appreciation price"), _________ of one share of _________ common stock per trust security;

         b) if the closing price on the relevant trading day is less than or equal to the threshold appreciation price but is greater than $ ________ (the "initial price"), 1/20th of one share of _________ common stock per trust security multiplied by a fraction equal to the initial price divided by the closing price; and

         c) if the closing price on the relevant trading day is less than or equal to the initial price, 1/20th of one share of _________ common stock per trust security.

         We refer to the fraction used to determine the number of shares of _________ common stock and/or other reference property deliverable in respect of any determination date as the "daily amount fraction".

         Accordingly, except as otherwise provided below, on the exchange date you will receive a total of between 0. ________ shares and one share of _________ common stock for each trust security. The value of those shares of
_________ common stock will not necessarily equal the issue price of the trust securities. Investors otherwise entitled to receive fractional shares of _________ common stock or other reference property in respect of their aggregate holdings of trust securities will receive cash in lieu thereof.

         If the trust securities are declared immediately due and payable following acceleration of the forward purchase contract as described under "--Collateral Arrangements; Acceleration upon Default By the Seller", the total exchange shares will be the sum of the daily amount fractions on each of the 20 trading days immediately prior to the date upon which the trust securities are so declared to be immediately due and payable. If the seller extends and then accelerates the exchange date, each daily amount fraction will be multiplied by four and the total exchange shares will be the sum of the daily amount fractions on each of the five trading days immediately prior to the accelerated exchange date.

         Notwithstanding the foregoing, if certain events affecting _________ common stock occur prior to the exchange date, your payment on the exchange date may be determined by reference to the value of and may include cash, securities other than _________ common stock and/or other reference property instead of, or in addition to, _________ common stock.

         We refer to any such combination of _________ common stock, cash, other securities and/or other property as the "reference property". For purposes of determining which of (a) through (c) above applies on any determination date:

         o if the reference property includes _________ common stock and other property, then the applicable market value per trust security of that other property will be added to the closing price of the _________ common stock (or, if the reference property includes no ______ common stock, the closing price of the _________ common stock will be deemed to equal the applicable market value per trust security of the reference property); and

         o with respect to any reference property other than _________ common stock, references to one share of _________ common stock will be deemed to refer to the amount of such reference property received by the seller in respect of one share of _________ common stock or, if any such reference property is sold, the amount of net cash proceeds received in respect of such amount of reference property.

         The "closing price" of any security on any determination date, or any other relevant date, means:

         (1) the closing sale price for the security for the regular trading session (without considering after hours or other trading outside regular trading session hours) of the security (regular way) on the New York Stock Exchange on that date (or, if no closing price is reported, the last reported sale price during that regular trading session);

         (2) if the security is not listed for trading on the New York Stock Exchange on that date, the closing sale price for the security as reported in the composite transactions for the principal United States securities exchange on which the security is so listed;

         (3) if the security is not so listed on a United States national or regional securities exchange, the closing sale price for the security as reported by The Nasdaq Stock Market;

         (4) if the price of the security is not so reported, the last quoted bid price for such security in the over-the-counter market as reported by PinkSheets LLC or a similar organization on that date; or

         (5) if the price of the security is not so quoted, the average of the mid-point of the last bid and ask prices for such security on that date from at least three nationally recognized investment banking firms, which may include one or more of the trust's affiliates, and/or those of the underwriters that the trust selects for this purpose.

         "Applicable market value" means (i) with respect to any securities (except for U.S. Treasury securities), their closing price; (ii) with respect to any U.S. Treasury security, the product of (x)(A) the average unit bid price for such security as published on the trading day prior to such date in the New York edition of The Wall Street Journal or The New York Times or the average unit bid price set forth on the applicable page of the Bloomberg system, or, if not so published, (B) the lower bid price quoted (which quotation shall be evidenced in writing) on the trading day prior to such date by either of two nationally recognized dealers making a market in such security which are members of the National Association of Securities Dealers, Inc. and (y) the number of such units comprised of the outstanding principal amount of such security; (iii) with respect to cash, the amount of such cash; and (iv) with respect to any other property, the value of such property, as determined on such date of determination by a nationally recognized investment banking firm retained by the collateral agent for this purpose; provided that any anti-takeover rights issued by _________ shall be deemed to have no value for the purpose of calculating the applicable market value.

         "Applicable market value per trust security" means the applicable market value divided by the number of trust securities outstanding on the date the applicable market value per trust security is determined.

         A "trading day" means a business day on which there has not occurred or does not exist a market disruption event. If 20 trading days (or five trading days in the case of an extension and acceleration by the seller) with respect to any securities included in the reference property have not occurred during the period beginning 20 scheduled trading days (or five trading days in the case of an extension and acceleration by the seller) prior to the exchange date and ending 15 calendar days (or five trading days in the case of an extension and acceleration by the seller) after the exchange date:

         (1) all remaining trading days with respect to all securities comprising reference property will be deemed to occur on the 15th calendar day (or fifth trading day in the case of an extension and acceleration by the seller) after the exchange date; and

         (2) the closing price with respect to all securities comprising reference property for each of the remaining trading days will be the closing price on the 15th calendar day (or fifth trading day in the case of an extension and acceleration by the seller) after the exchange date or, if there is a market disruption event on that day the price per share of ______ common stock or the price of other securities comprising reference property that represents, in the trust's sole reasonable judgment, its fair market value as of the close of business on that date based on reasonably available information.

         If, as a result of a market disruption event, the daily amount fraction is determined after the exchange date, payments upon exchange of trust securities will be made on the first business day following the determination of the daily amount fraction. "Business day" means any day that is not a Saturday, a Sunday or a day on which the New York Stock Exchange or banking institutions or trust companies in The City of New York are authorized or obligated by law or executive order to close.

         A "market disruption event" is defined as any of the following events that the trust in its reasonable discretion determines is material:

         (i) any suspension of or limitation imposed on trading by any relevant exchange (as defined below) during the one-hour period prior to the close of trading for the regular trading session on the relevant exchange and whether by reason of movements in price exceeding limits permitted by the relevant exchange, or otherwise:

                  o relating to the security the closing price of which is being determined on any relevant exchange, or

                  o in futures or options contracts relating to such security on any relevant exchange,

         (ii) any event (other than an event described in clause (iii)) that disrupts or impairs (as determined by the trust in its reasonable discretion) the ability of market participants during the one-hour period prior to the close of trading for the regular trading session on any relevant exchange in general:

                  o to effect transactions in, or obtain market values for the security the closing price of which is being determined on any relevant exchange, or

                  o to effect transactions in, or obtain market values for, futures or options contracts relating to such security on any relevant exchange; or

         (iii) the failure to open of any relevant exchange on which the security the closing price of which is being determined, or the futures or options contracts relating to such security, are traded or the closure of such relevant exchange prior to its respective scheduled closing time for the regular trading session on such day (without regard to after hours or any other trading outside of the regular trading session hours) unless such earlier closing time is announced by such relevant exchange at least one hour prior to the earlier of:

                  o the actual closing time for the regular trading session on such relevant exchange on such day, and

                  o the submission deadline for orders to be entered into such relevant exchange for execution at the actual closing time on such day.

         The trust will use its best efforts to give investors notice if a market disruption event occurs during the period beginning 20 scheduled trading days immediately prior to the exchange date and ending on the exchange date. Unless a market disruption event occurs or the exchange date is accelerated or extended, the exchange date will be May 15, 2008. If a market disruption event occurs with respect to any security included in reference property: (i) no closing price will be determined for any securities included in the reference property; and (ii) the exchange date will be the trading day following the last day of the 20 trading day period for determining the daily amounts, but shall be no later than 15 calendar days after the last day of the 20 trading day period for determining the daily amounts.

         "Relevant exchange" means any national or regional securities exchange on which the security the closing price of which is being determined is listed, and if there is no such exchange any association or over-the-counter market by which prices for such security are reported.

         Shares or Cash delivered upon Exchange

         If none of the events described under "Anti-Dilution Adjustments" occurs, on the exchange date the trust will exchange each trust security for either:

         o        between 0.______ shares and one share of ______ common stock;
                  or

         o if the seller exercises the cash settlement option, as described under "--Cash Settlement; Rollover Offerings" below, the cash equivalent thereof.

         The number of shares of _________ common stock (or their cash equivalent) you will receive on the exchange date will depend on the closing price of _________ common stock on each of the applicable determination dates.

         For illustrative purposes only, the following chart shows the fraction of a share of ________ common stock (or the cash equivalent thereof) that an investor would receive for each trust security at various closing prices. The chart assumes that there will be no adjustments to the daily amounts due to any of the events described under "--Anti-Dilution Adjustments" below. Actual closing prices may fall outside the range set forth below. Based on an assumed initial price of $ ________ per share of ______ common stock (based on the closing price of _________ common stock on the New York Stock Exchange on March ________ , 2005) and the threshold appreciation price of $ ________ per share, an investor would receive on the exchange date the following fraction of a share of _________ common stock per trust security (or the cash equivalent thereof) if the closing price on each of the 20 trading days is as indicated:



  Trading Day       1          2         3          4          5         6          7         8         9         10

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  i
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                                                                                                               Number of
                                                                                                                Shares
                                                                                                               Delivered
                                                                                                                  per
      11            12        13         14        15         16         17        18         19       20      Security
                                                                                                                1.0000




                                                                                                                  0.
                                                                                                               0.

   Extension and Acceleration of the Exchange Date at the Option of the Seller

         The seller will have the right to extend the exchange date under the forward purchase contract to August 15, 2008. The trust will notify you if the seller elects to extend the exchange date not less than 30 calendar days nor more than 60 calendar days prior to the exchange date. If the seller extends the exchange date, the seller will not be required to deliver the shares of ________ common stock and/or other reference property until August 15, 2008. However, once the seller extends the exchange date, the seller can, upon five trading days' notice to the trust, accelerate the delivery of _________ common stock and/or other reference property to any date between May 15, 2008 and August 15, 2008 in connection with a rollover offering. See "--Cash Settlement, Rollover Offerings". If the seller extends or accelerates the exchange date, you will not receive shares of _________ common stock, cash and/or other reference property in exchange for the trust securities until the extended or extended and accelerated exchange date, and the amount of shares of _________ common stock, cash or other reference property included in that delivery would be calculated as of the extended or extended and accelerated exchange date. However, you will receive an additional cash distribution on the trust securities on the extended or accelerated exchange date.

         If the seller extends the exchange date and the final exchange date falls between May 15, 2008 and August 15, 2008, the amount of the additional distribution to be paid on the trust securities would be pro-rated to reflect the number of days by which the exchange date is extended beyond May 15, 2008. For example, if the exchange date is extended to August 15, 2008 and then accelerated to July 15, 2008 (e.g., two-thirds of the time between May 15, 2008 and August 15, 2008), the additional distribution would be equal to two-thirds of the regular quarterly distribution.

         Cash Settlement; Rollover Offerings

         The seller will have the option to pay to the trust the cash equivalent of some or all of the shares of the _________ common stock and/or other reference property that it would otherwise be required to deliver to the trust under the forward purchase contract. To exercise this option, the seller will be required to notify the collateral agent as described above under "--Total Exchange Shares". For any day in respect of which the seller elects to pay the daily amount in cash instead of delivering _________ common stock and/or other reference property, it will pay an amount equal to the daily amount fraction as calculated for that trading day times the closing price on that trading day.

         The seller may choose to deliver cash, instead of shares of __________ common stock and/or other reference property, among other things, in connection with a rollover offering, upon five scheduled trading days' notice to the trust. A "rollover offering" is a reoffering or refinancing of all or substantially all of the trust securities effected not earlier than May 15, 2008, by means of one or more completed offerings (which may include one or more exchange offers), by or on behalf of the seller of securities exchangeable into, or the value of which in whole or in significant part is determined by reference to, the _________ common stock. If the seller chooses to carry out a rollover offering, each daily amount fraction will be multiplied by four and the total exchange shares will be the sum of the daily amount fraction on each of the five trading days immediately prior to the accelerated exchange date.

         If the seller carries out a rollover offering that is consummated on or before the exchange date, the cash payable by the seller will be delivered to the trust within five trading days of the exchange date (which may be extended and accelerated as described above), instead of on the exchange date itself. Accordingly, you may not receive the cash deliverable in exchange for the trust securities until the fifth trading day after the exchange date.

         The trust will notify you (i) if the seller elects to settle with cash, and whether it elects to do so in connection with a rollover offering, not later than three scheduled trading days prior to the 20th trading day immediately prior to the exchange date by notifying the Depository Trust Company and publishing a notice of seller's election in a daily newspaper of national circulation, and (ii) if the seller accelerates the exchange date in connection with a rollover offering, not later than five scheduled trading days prior to the accelerated exchange date selected by the seller.

         Mandatory Acceleration upon Cash Merger

         Prior to the exchange date, if _________ is involved in a merger, consolidation or reclassification of its common equity securities, which we refer to collectively as a "merger", in which 30% or more of the consideration offered for the _________ common stock consists of cash or cash equivalents, which we refer to as a "cash merger", the forward purchase contract will be partially accelerated with respect to such cash consideration and, promptly following the merger date, the trust securities will be partially exchanged for
(1) an amount of cash or cash equivalents computed based on (i) 20 times the daily amount fraction corresponding to the closing price of ________ common stock on the trading day immediately prior to the effective date of the cash merger, (ii) the closing price of _______ common stock on the trading day immediately prior to the effective date of the merger, and (iii) the percentage of merger consideration consisting of cash or cash equivalents (the "cash consideration percentage"); and (2) the holder's pro rata share of the cash consideration percentage of the U.S. Treasury securities used to pay the quarterly distributions on the trust securities. We refer to this as an "early merger exchange". For purposes of determining whether 30% or more of the consideration offered for the _________ common stock in a merger consists of cash or cash equivalents, the cash and cash equivalents offered shall be equal to the maximum amount of cash offered in the merger and the consideration offered for _________ common stock shall be equal to the total cash and non-cash consideration offered. The non-cash consideration delivered in the merger will be included in the reference property beginning on the date it is delivered.

         If _________ is involved in a cash merger in which 100% of the consideration for _________ common stock is cash or cash equivalents, the forward purchase contract will be completely accelerated and, promptly following the merger date, the trust securities will be exchanged for an amount of cash or cash equivalents computed based on (i) 20 times the daily amount fraction and
(ii) the closing price of ______ common stock on the trading day immediately prior to the effective date of the cash merger. In addition, those U.S. Treasury securities then held in the trust will be sold by the administrator and the proceeds of that sale will be distributed pro rata to the holders. If the merger consideration is less than 100% cash or cash equivalents, the trust securities will remain outstanding and subject to exchange on the exchange date with respect to the portion of merger consideration that is not exchanged early pursuant to the foregoing provisions, subject to appropriate adjustments as set forth below and under "--Anti-Dilution Adjustments--Reorganization Events."

         The trust will provide each holder with a notice of a cash merger promptly following the receipt by holders of _________ common stock of the consideration from such cash merger. The notice will specify the early exchange date, which shall be a business day that promptly follows the receipt by holders of _________ common stock of the consideration from such cash merger. The notice will also set forth, among other things, the formula for determining the applicable daily amount fraction and the amount of cash or cash equivalents receivable by the holder upon exchange. The trust will deliver to the holder on the early exchange date the amount of cash or cash equivalents described above.

         If there is a partial acceleration of the forward purchase contract following the events described above, prior to the exchange of the remaining portion of the trust securities the trust will adjust the initial price and the appreciation threshold price by multiplying each by a fraction the numerator of which is the closing price of ________ common stock on the trading day immediately prior to the effective date of the merger minus the value of the cash or cash equivalents received per share of _______ common stock in connection with any early merger exchange and the denominator of which is the closing price of ________ common stock on the trading day immediately prior to the effective date of the merger. Such adjustment will be in addition to any other adjustments to the daily amount fraction or applicable market value required as set forth in this section.

         Optional Acceleration upon Partial Tender Offer or Partial Exchange
Offer

         If _________ or a third party makes a tender offer or exchange offer (each, an "offer") for less than all outstanding _________ common stock in which the cash and value of any other consideration offered per share of _________ common stock exceeds the closing price per share of _________ common stock on the trading day immediately prior to the announcement of the offer, the trust will notify holders that they may accelerate their trust securities and receive
1) a fraction of one share of ________ common stock per trust security equal to one divided by (one plus the "exchange premium", which is equal to the percentage amount by which the threshold appreciation price exceeds the initial price, expressed as a decimal); plus 2) their pro rata share on the date of acceleration of the U.S. Treasury securities used to pay the quarterly distributions on the trust securities. Notwithstanding any other adjustments, there will be no change to the reference property for holders that do not accelerate their trust securities solely as a result of such an offer.

         Optional Acceleration upon Distribution of Non-Transferable Property by

         If _________ distributes to all holders of its common stock any property that ________ reasonably determines to be not transferable by its terms, _________ will notify the trust of such determination, and the trust will notify holders that they may accelerate their trust securities and receive 1) a fraction of one share of _________ common stock per trust security equal to one divided by (one plus the exchange premium); plus 2) their pro rata share on the date of acceleration of the U.S. Treasury securities used to pay the quarterly distributions on the trust securities. Notwithstanding any other adjustments, there will be no change to the reference property for holders that do not accelerate their trust securities solely as a result of the distribution of such non-transferable property.

         Anti-Dilution Adjustments

         Dilution Events

         The daily amount fraction will be subject to adjustment, without duplication, upon the occurrence of certain events, including:

         (a) the payment of dividends and distributions consisting of _________ common stock on ________ common stock; and

         (b) subdivisions, splits and combinations of _________ common stock.

         Adjustments to the daily amount fraction will be calculated to the nearest 1/10,000th of a share. No adjustment to the daily amount fraction will be required unless the adjustment would require an increase or decrease of at least one percent in the daily amount fraction. However, any adjustments that are not required to be made because they would have required an increase or decrease of less than one percent will be carried forward and taken into account in any subsequent adjustment, and such carried-forward adjustment will be made, regardless of whether the aggregated adjustment is less than one percent, upon an acceleration of the trust securities or upon the exchange date.

         Each adjustment to the daily amount fraction in respect of a dilution event described in (a) or (b) above will also result in an adjustment to the initial price and the threshold appreciation price.

         Adjustment Events

         The type of property deliverable upon exchange of the trust securities will be adjusted, without duplication, upon the occurrence of certain events, which we refer to as adjustment events, including the following:

         (a) distributions to all holders of _________ common stock of evidences of indebtedness, shares of capital stock, securities, cash or property (excluding any dividend or distribution covered clause (a) above under "-- Anti-Dilution Adjustments -- Dilution Events", and any dividend or distribution paid exclusively in cash); and

         (b) distributions consisting exclusively of cash to all holders of _________ common stock in an amount per share of _________ common stock that, together with other all-cash distributions made to all holders of _________ common stock during the three months between quarterly distributions (the "quarterly distribution periods") on the trust securities, exceed $ ________ per share of _________ common stock (subject to adjustments on account of subdivisions, splits and combinations of _________ common stock), which we refer to as the "excess distributed amount".

         As described above, we refer to the type of property deliverable upon exchange of the trust securities, as adjusted, as the "reference property."

         In the case of an event described in clause (a) above, if the distribution includes transferable property other than cash or securities (except for securities that expire worthless prior to the exchange date such as options or warrants expiring prior to the exchange date), then the seller will deliver such property (including any securities that expire worthless prior to the exchange date) to the trust promptly following its distribution and the collateral agent will effect a private sale of that property for cash to an unrelated third party as soon as practicable.

         In the case of an event described in clause (a) above, the reference property per trust security would include, in addition to the _________ common stock or other reference property otherwise deliverable, the amount of cash, securities or other property received per share of _________ common stock in such adjustment event and the amount of net cash proceeds per share of _________ common stock received by the collateral agent in a private sale as described above. For the purposes of determining the reference property per share of _________ common stock in the case of an event described in clause (a) above that permits holders to elect the amount of cash they wish to receive, the reference property will be the amount of such indebtedness, shares of capital stock, securities, cash or property received per share of _________ common stock by holders of _________ common stock that make no election as to the type of such indebtedness, shares of capital stock, securities, cash or property they wish to receive in the distribution.

         In the case of an event described in clause (b) above, the reference property per security would include, in addition to the _________ common stock or other reference property otherwise deliverable, the excess distributed amount.

         In addition, if at any time _________ adopts a rights agreement or shareholder rights plan for the purpose of deterring coercive takeover activities, instead of requiring an adjustment to the daily amount fraction, the reference property shall include the rights issued pursuant to such plan to all holders of _________ common stock, which we refer to as anti-takeover rights, regardless of whether such anti-takeover rights are exercisable or have separated from the _________ common stock prior to the exchange date.

         If the reference property with respect to any of the adjustment events described herein includes cash, it will be assumed for purposes of calculating the value of that reference property that such cash had on the date it was paid or distributed in respect of the _________ common stock been invested in the longest-dated stripped U.S. Treasury securities maturing on or prior to the exchange date and the value of that reference property on any day after such date will equal the value of the principal amount of those U.S. Treasury securities, provided that if the reference property includes any amounts that have been distributed to holders of trust securities in respect of distributions on the ______ common stock, then the value of these distribution amounts plus an accrual on those amounts from the quarterly distribution date(s) on which they were paid at a rate equal to the yield on the longest-dated stripped U.S. Treasury security maturing on or prior to the exchange date shall be a credit against the obligation of the trust to deliver reference property on the exchange date.

         If any cash, securities or other property is distributed, in respect of any asset that becomes reference property following an adjustment event or a reorganization event, then such cash, securities or other property shall be deemed to be reference property and distributions on and issuances in respect of such reference property shall also be deemed to be reference property.

         Distributions to Holders in Connection with Adjustment Events

         Excluding any cash or cash equivalents delivered in a cash merger, if as of the last day of a quarterly distribution period, the cash distributed in respect of one share of _________ common stock during such quarterly distribution period exceeds $ ________ , a holder will receive on that quarterly distribution date a percentage of any distributions of cash exceeding in the aggregate $ ________ per share of _________ common stock equal to one divided by (one plus the exchange premium). If the amount of these distributions exceeds one percent of the average closing price of _________ common stock during that quarterly distribution period, then on the exchange date holders will also receive a fraction of the final percentage of these distributions equal to the exchange premium times (the number of shares of ______ common stock deliverable per trust security minus the minimum number of shares of ________ common stock deliverable per trust security) divided by that final percentage, expressed as a decimal, plus an accrual on that amount from the last day of the quarterly distribution period at a rate equal to the yield on the longest-dated stripped U.S. Treasury security maturing on or prior to the exchange date.

         Reorganization Events

         In the case of certain reclassifications (for example, of common equity securities to non-common equity securities), consolidations, mergers, sales or transfers of assets or other transactions pursuant to which the _________ common stock is converted into the right to receive other securities, cash or other property, which we refer to as a "reorganization event":

         (1) if the property received upon such reorganization event includes property other than cash or securities (except for securities that expire worthless prior to the exchange date, such as options or warrants expiring prior to the exchange date), then the seller will deliver such property (including any securities that expire worthless prior to the exchange date) to the trust promptly following receipt of such property and the collateral agent will effect a private sale of that property for cash to an unrelated third party as soon as practicable; and

         (2) the reference property per trust security would include, in addition to the ______ common stock or other reference property otherwise deliverable, (i) the amount of cash, securities or other property received per share of common stock in such reorganization event (except as otherwise specifically provided, without any interest thereon and without any right to dividends or distributions thereon that have a record date that is prior to the exchange date) by holders of ______ common stock that make no election as to the type of securities, cash and other property they wish to receive in the reorganization event; and (ii) the amount of net cash proceeds per share of ______ common stock received by the collateral agent in a private sale as described above.

         Notice to Holders of Adjustments

         The trust will be required, within ten business days following any adjustment to the daily amount fraction, the initial price or the threshold appreciation price or the occurrence of an adjustment event or reorganization event, to provide written notice to the administrator of such occurrence and a statement in reasonable detail setting forth the method by which the adjustment to the daily amount fraction, the initial price or the threshold appreciation price or the change in reference property or the adjustment, if any, to the maximum number of shares of _________ common stock or the maximum amount of other reference property deliverable upon exchange of the trust securities was determined and setting forth the revised daily amount fraction, initial price or threshold appreciation price or any changes to the composition of the reference property or the revised maximum number of shares of _________ common stock or the revised maximum amount of reference property deliverable upon exchange of the trust securities, as the case may be.

         Partial Acceleration Upon 20% Ownership of         by Seller

         Based on shares outstanding as of February 28, 2005, after the concurrent offering of ____'s common stock, _________ will beneficially own approximately _________ % of ________ 's outstanding common stock ( ________ % if the underwriters in the concurrent offering exercise in full their option to acquire additional shares of _________ common stock), which is the only voting security currently issued by ________ . In addition, if the trust reasonably determines at any time that _________ owns 20% or more of ________ 's voting securities, the forward purchase contract will be partially accelerated to the extent necessary to reduce ________ 's ownership of _________ voting securities to no more than 18.5% or, if a partial acceleration of the forward purchase contract would not result in that reduction, the forward purchase contract will be entirely accelerated.

                 will be required periodically and upon the request of the trust to provide the trust with information about its holdings of _________ common stock or any other voting securities and ________ will periodically and upon the request of the trust be required to provide the trust with information about the number of outstanding shares of its common stock or any other voting securities. The trust will also be entitled to rely on certain other sources of publicly available information for making this determination, as described in the forward purchase contract. If the trust determines that the forward purchase contract must be accelerated in whole or in part, it will provide notice to ________ , and the holders of the trust securities no later than the business day following that determination, which we refer to as the "acceleration notice". The acceleration notice will specify that the forward purchase contract will be accelerated on the fifth trading day after the acceleration notice is given and will state that the trust will determine the total exchange shares deliverable on the acceleration date based on the closing price of _________ common stock on each of the five trading days immediately prior to the acceleration date.

         To determine the percentage of the forward purchase contract that must be accelerated (the "reduction percentage"), the trust will divide the aggregate number of shares by which ________ 's holdings of _________ voting securities must be decreased to achieve the reduction in ownership described in the preceding paragraph by the total exchange shares deliverable under the forward purchase contract on the acceleration date. The aggregate number of voting securities by which ______'s holdings of _________ voting securities must be decreased will be based on the most recent information the trust has regarding the number of _________ voting securities held by _________ and the number of _________ voting securities outstanding. To determine the total exchange shares deliverable on the acceleration date, each daily amount fraction will be multiplied by four and the daily amounts will be determined on each of the five trading days immediately prior to the acceleration date.

         On the acceleration date, each trust security will be accelerated in the same percentage that the forward purchase contract is accelerated and holders will receive in respect of the reduction percentage the total exchange shares determined as described in the previous paragraph plus their pro rata share of that percentage of the U.S. Treasury securities used to pay quarterly distributions on the trust securities.

         Collateral Arrangements; Acceleration upon Default By the Seller

         The seller's obligations under the forward purchase contract initially will be secured by a security interest in the maximum number of shares of _________ common stock deliverable under the forward purchase contract (adjusted in accordance with the anti-dilution adjustment provisions of the forward purchase contract, as described above) pursuant to the collateral agreement. If an adjustment event or a reorganization event occurs, the collateral agreement will require the seller to pledge as replacement collateral the maximum amount of reference property deliverable under the forward purchase contract at the time of the applicable adjustment event or reorganization event.

         Unless the seller is in default in its obligations under the collateral agreement, the seller will be permitted to deposit, from time to time, U.S. Treasury securities, shares of _________ common stock and/or other reference property in substitution for any property previously deposited as collateral under the collateral agreement (the "prior collateral") and to obtain the release of such prior collateral from the lien created by the collateral agreement. Any U.S Treasury securities pledged as substitute collateral for the shares of _________ common stock and/or for other reference property then pledged under the collateral agreement will be required to have an aggregate applicable market value (as defined above) as of any date of not less than 150% (or, from and after any insufficiency determination that is not cured by the close of business on the next business day, as described below, 200%) of the aggregate applicable market value of the prior collateral substituted for such U.S. Treasury securities at that time.

         Except as described above under "--Anti-Dilution Adjustments," the collateral agent will promptly pay over to the seller any dividends, interest, principal or other payments received by the collateral agent on any collateral pledged by the seller, including any substitute collateral, unless the seller is in default in its obligations under the collateral agreement, or unless the payment of that amount to the seller would cause the collateral to become insufficient under the collateral agreement. The seller will have the right to vote any pledged securities for so long as those securities are owned by it and pledged under the collateral agreement, unless an event of default occurs under the forward purchase contract or collateral agreement.

         If the collateral agent determines (an "insufficiency determination") that the collateral pledged by the seller fails to meet the foregoing requirements at any valuation, and that failure is not cured by the close of business on the business day after that determination, then, unless a collateral event of default (as defined below) under the collateral agreement has occurred and is continuing, the collateral agent will commence (1) sales of the collateral consisting of U.S. Treasury securities and (2) purchases, using the proceeds of those sales, of shares of _________ common stock or other securities in an amount sufficient to cause the collateral to meet the requirements under the collateral agreement. The collateral agent will discontinue those sales and purchases if a collateral event of default occurs under the collateral agreement.

         A "collateral event of default" under the collateral agreement means, at any time, (A) if no U.S. Treasury securities are pledged as substitute collateral at that time, failure of the collateral to include at least the maximum amount of reference property covered by the forward purchase contract at that time; or (B) if any U.S. Treasury securities are pledged as substitute collateral for shares of ______ common stock (or other reference property) at that time, failure of those U.S. Treasury securities to have an aggregate applicable market value at that time of at least 105% of the aggregate applicable market value of the prior collateral substituted for such U.S. Treasury securities at that time.

         If (1) a collateral event of default occurs under the collateral agreement, (2) the seller suffers a bankruptcy or insolvency or (3) ________ 's long-term senior unsecured debt is not rated by at least one of Standard & Poor's Ratings Services, a division of the McGraw-Hill Company, Moody's Investors Service, or Fitch Ratings Inc. (or the successors of these agencies, respectively), the seller's obligations under the forward purchase contract will automatically be accelerated. In that event, the seller will become obligated to deliver the number of shares of _________ common stock and/or other reference property then deliverable under the forward purchase contract, and if the seller fails to do so, the collateral agent will distribute to the trust any U.S. Treasury securities then pledged as collateral for the seller's obligations. For the purposes of determining the number of shares of ______ common stock and/or other reference property then deliverable, the total exchange shares will be the sum of the daily amounts on each of the 20 trading days immediately prior to the date upon which the securities are declared to be immediately due and payable.

         If the forward purchase contract is accelerated, (1) the collateral agent will distribute to the trust, for distribution to you, the shares of _________ common stock and/or other reference property then pledged by the seller and cash generated from the sale of U.S. Treasury securities then pledged by the seller to the extent of the value of the shares of the _________ common stock and/or other reference property you are entitled to and (2) the custodian will sell the amount of stripped U.S. Treasury securities acquired by the trust at the closing of this offering and then held by the trust, and distribute the proceeds pro rata to the holders. If, by the exchange date, any substitute collateral has not been replaced by _________ common stock and/or other reference property sufficient to meet the seller's obligations under the forward purchase contract, the collateral agent will promptly distribute to the trust for distribution pro rata to the holders the applicable market value of the common stock and/or other reference property required to be delivered under the forward purchase contract, in the form of any shares of _________ common stock and/or other reference property then pledged by the seller plus cash generated from the sale of U.S. Treasury securities then pledged by the seller.

         The Seller

         The seller is ________ . Please see "Principal Stockholders" in the attached _________ common stock prospectus for information on ________ .

The U.S. Treasury Securities

         The trust will purchase and hold a series of stripped U.S. Treasury securities with face amounts and maturities corresponding to the quarterly distributions payable with respect to the trust securities and the payment dates under the trust securities. See "Description of Trust Securities--Distributions". Up to 30% of the trust's total assets may be invested in these U.S. Treasury securities. If the forward purchase contract is accelerated, then those U.S. Treasury securities then held in the trust will be sold by the custodian and the proceeds of that sale will be distributed pro rata to the holders, together with the amounts distributed upon acceleration. See "--Collateral Arrangements; Acceleration upon Default By the Seller" and "The Trust--Trust Termination".

Temporary Investments

         For cash management purposes, the trust may invest the proceeds of the U.S. Treasury securities and any other cash held by the trust in short-term obligations of the U.S. Government maturing no later than the business day before the next quarterly distribution date. Under the paying agent agreement, the paying agent is responsible for investing, as instructed by the trustees, all such cash that is not paid to cover trust expenses in short-term U.S. Treasury securities maturing on or shortly before the next quarterly distribution date. Not more than 5% of the trust's total assets will be invested in those short-term obligations or held in cash at any one time.

                                  RISK FACTORS

         You should carefully consider the risks described below before making an investment decision. The risks and uncertainties described below are not the only ones that relate to the trust securities.

         The trust will not have an external investment adviser and will not manage or otherwise change its assets.

         The trust will not be managed like a typical closed-end investment company. The trust will be internally managed by its trustees and will not have any separate investment adviser.

         The trust will not dispose of the forward purchase contract even if the price of ________ common stock falls significantly or the financial condition of _________ suffers (or if, after an adjustment event or reorganization event, comparable developments occur affecting any other securities or the issuer of those other securities). Similarly, unless in the event of certain cash mergers or an acceleration of the forward purchase contract upon default by the seller, the trust will not dispose of the U.S. Treasury securities held by the trust before they mature or the trust terminates, whichever comes first, even if their value falls significantly.

You will have limited opportunity to share in any increase in the value of _________ common stock and will bear any decrease in the value of the _________ common stock.

         The trust securities are different from ordinary securities because the value of the common stock, cash or other securities you will receive on termination of the trust may be more or less than the initial price of the trust securities. If the value of a share of _________ common stock shortly before the exchange date is less than the price you paid for each of your trust securities, you will suffer a loss on your investment in the trust securities. If _________ is insolvent or bankrupt when the trust securities mature, you might lose your entire investment. You take all the risk of a fall in the value of the _________ common stock before the exchange date.

         In addition, you have less opportunity to make money from an increase in the price of the ______ common stock by investing in the trust securities than by investing directly in the ______ common stock. The value of what you receive when the trust is terminated will be greater than the initial price of the trust securities only if the value of the _________ common stock exceeds $ _______ per share. This is an increase of about ________ % over the price of the
_________ common stock when the trust securities were first offered for sale. In addition, you will receive only about ________ % of any increase in the value of the _________ common stock above $ _________ per share.

         Please refer to the attached common stock prospectus for information about _________ and the ______ common stock.

The daily amount fraction and the reference property may not be adjusted for all corporate and similar events that affect the value of the common stock.

         The daily amount fraction and the reference property that holders are entitled to receive on the exchange date will be adjusted for some events, like stock splits and combinations, stock dividends and certain other actions of _________ that modify its capital structure. The daily amount fraction and the reference property may not be adjusted for other events, such as offerings of ________ common stock for cash or in connection with acquisitions, that may adversely affect the price of the ______ common stock. These other events may adversely affect the trading price of the trust securities. There can be no assurance that _________ will not take any of the foregoing actions, or that it will not make offerings of _________ common stock, or that major stockholders will not sell any ______ common stock, in the future, or as to the amount of any such offerings or sales.

The trust securities may affect the price of ______ common stock.

         The trust securities may affect the price of _________ common stock. For example, investors' anticipation that the seller may deliver common stock that represents approximately ________ % of ______'s currently outstanding common stock on the exchange date could cause the price of ________ common stock to be unstable or fall. The following factors could also affect the price of ________ common stock:

         o sales of ____ common stock by investors who prefer to invest in _____ by investing in the trust securities;

         o hedging of investments in the trust securities by selling _____ common stock (called "selling short"); and

         o arbitrage trading activity between the trust securities and ______ common stock.

The non-diversified status of the trust presents risks not associated with diversified trusts.

         The trust is considered non-diversified under the Investment Company Act, which means that the trust is not limited in the proportion of its assets that may be invested in the obligations of a single issuer. The only assets held by the trust will be the U.S. Treasury securities and the forward purchase contract, and potentially a small amount of other short-term investments. As a result, an investment in the trust may be riskier than an investment in an investment company with diversified investments. For example, the trust securities will, unless certain events affecting ______ common stock occur before the exchange date, be exchangeable only into shares of _______ common stock. Consequently, the value of the trust securities may be subject to greater volatility and be more adversely affected by a single economic, political or regulatory occurrence than an investment in a more broadly diversified group of issuers.

The trading value of the trust securities will be affected by the price of the common stock and other factors.

         Because the trust is a closed-end investment company with no previous operating history and because the trust securities are innovative securities, it is not possible to predict how the trust securities will trade in the secondary market.

         The trading prices of the trust securities in the secondary market will be directly affected by the trading prices of the _________ common stock in the secondary market. The trading prices of the _______ common stock may fluctuate, due to changes in ________ 's financial condition, results of operations or prospects, or because of complex and interrelated political, economic, financial and other factors that can affect the capital markets generally, the stock exchanges or quotation systems on which the _________ common stock is traded and the market segment of which _________ is a part. To understand the risks to which _________ is subject, you should carefully consider the risk factors relating to _________ in the _________ common stock prospectus.

         The trading price of the trust securities may also fluctuate due to, among other things, fluctuations in interest rates and other factors that are difficult to predict and beyond the trust's control. The trust believes, however, that because of the yield on the trust securities and the formula for determining the number of shares of _________ common stock to be delivered on the exchange date, the trust securities will tend to trade at a premium to the market value of the _________ common stock if the _________ common stock price falls and at a discount to the market value of the ________ common stock if the _________ common stock price rises. There can, however, be no assurance that the trust securities will trade at a premium to the market value of the _________ common stock.

         Shares of closed-end investment companies frequently trade at a discount from net asset value. This characteristic of investments in a closed-end investment company is a risk separate and distinct from the risk that the trust's net asset value will fall. The trust cannot predict whether its shares will trade at, below or above net asset value. The risk of purchasing investments in a closed-end investment company that might trade at a discount may be greater for investors who wish to sell their investments soon after completion of the trust's first offering because for those investors, realization of a gain or loss on their investments is likely to be more dependent upon the existence of a premium or discount than upon portfolio performance.

         ______ has no obligations with respect to the trust securities.

         _____ has no obligations with respect to the trust securities or the amounts holders of the trust securities will receive on the exchange date. ______ has no obligation to take into account the needs of the trust or the needs of holders of the trust securities. ______ is not involved in the administration of the trust.

         ______ may issue additional shares of common stock and thereby materially and adversely affect the price of the _________ common stock.

         As of ________ , in addition to the ________ shares of common stock which _________ is offering for sale in its concurrent offering of common stock (assuming the underwriters in the concurrent offering do not exercise in whole or in part their option to purchase ________ additional shares of ________ common stock) and the ________ shares of _________ common stock that may be delivered by the trust, ______ shares of _________ common stock are issuable upon exercise of outstanding stock options granted under ______'s and equity incentive plans as well as outstanding warrants. Any issuance of additional shares of ________ 's common stock will result in a dilution of the interest of ________ 's existing stockholders and could result in a decrease in the market price of _________ common stock.

         Except as described below under "Underwriting", _________ is not restricted from issuing additional shares of common stock during the term of the trust securities. If _________ issues additional shares of common stock, it may materially and adversely affect the price of the ________ common stock and, in turn, the price of the trust securities.

Bankruptcy of the seller might decrease or delay the number of shares or the amount of cash that you receive on the exchange date.

         It is possible that the seller could be the subject of proceedings under the U.S. Bankruptcy Code. The trust believes that the forward purchase contract constitutes a "securities contract" for purposes of the U.S. Bankruptcy Code, liquidation of which would not be subject to the automatic stay provisions of the U.S. Bankruptcy Code in the event of the bankruptcy of the seller. It is, however, possible that the forward purchase contract could be determined not to qualify as a "securities contract" for this purpose.

         Proceedings under the U.S. Bankruptcy Code in respect of the seller may thus cause a delay in settlement of the forward purchase contract, or otherwise subject the forward purchase contract to such proceedings. In turn, this could adversely affect the timing of settlement and could impair the trust's ability to distribute the _________ common stock or other assets subject to the forward purchase contract and the collateral agreement to holders of the trust securities on a timely basis and, as a result, could adversely affect the amount received by holders of the trust securities in respect of the trust securities and/or the timing of such receipt. A bankruptcy of the seller might have a greater effect on the amount received by holders of the trust securities in respect of the trust securities and/or the timing of such receipt than it would if the trust also entered into other forward purchase contracts with a diversified group of sellers.

The trust securities may be difficult to resell.

         The underwriters currently intend, but are not obligated, to make a market in the trust securities. There can be no assurance that a secondary market will develop or, if a secondary market does develop, that it will provide you with liquidity of investment or that it will continue for the life of the trust securities. The underwriters may stop making a market in the trust securities at any time without notice.

If you hold trust securities, you will not be entitled to any rights with respect to _________ common stock, but you will be subject to all changes made with respect to the _________ common stock.

         If you hold trust securities, you will not be entitled to any rights with respect to ________ common stock, but you will be subject to all changes affecting the _________ common stock. You will only be entitled to rights on the _________ common stock if and when the seller delivers shares of ______ common stock to the trust. For example, in the event that an amendment is proposed to ______'s certificate of incorporation or by-laws requiring stockholder approval and the record date for determining the stockholders of record entitled to vote on the amendment occurs prior to delivery of the common stock, you will not be entitled to vote on the amendment, although you will nevertheless be subject to any changes in the powers, preferences or special rights of the common stock.

The tax treatment of the trust securities is uncertain.

         There are no statutory, judicial or administrative authorities addressing the characterization for U.S. federal income tax purposes of the trust securities. As a result, certain aspects of the U.S. federal income tax consequences of an investment in the trust securities remain uncertain. There is no ruling from the Internal Revenue Service with respect to the trust securities and the Internal Revenue Service might not agree with all of the conclusions expressed under the section "Certain United States Federal Income Tax Consequences" in this prospectus.

         For more detail, please see "Certain United States Federal Income Tax Consequences."

Acceleration events under the forward purchase contract could cause the quarterly distributions of the investment to terminate early.

         If you are purchasing trust securities because you want to receive a fixed rate of return for the next three years there is a risk that the exchange date will be accelerated prior to May 15, 2008. The exchange date can be partially or fully accelerated, including if the following events occurred:

         o        a cash merger involving ______;

         o if ________ 's ownership of _________ is equal to 20% or more the trust can accelerate a portion of the trust securities to reduce ________ 's ownership to 18.5%.

         For a more detailed description of this risk, see "Investment Objective and Policies--The Forward Purchase Contract--Mandatory Acceleration upon Cash Merger" and "Investment Objective and Policies--The Forward Purchase Contract--Anti-Dilution Adjustments--Adjustment Events."

                         DESCRIPTION OF TRUST SECURITIES

         Each trust security represents an equal proportional interest in the trust, and a total of ______ trust securities will be issued. The trust securities have no preemptive, redemption or conversion rights. Upon the issuance thereof, the trust securities will be fully paid and non-assessable by the trust. The only securities that the trust is authorized to issue are the trust securities offered hereby and those sold to the initial holder referred to below. See "Underwriting".

Distributions

         Amount and Timing

         The trust intends to make a distribution to holders of $ _________ in respect of each trust security on May 15, 2005 and quarterly distributions of $ _________ in respect of each trust security thereafter. This amount equals the pro rata portion of the fixed quarterly cash distributions from the proceeds of the maturing U.S. Treasury securities held by the trust. Distributions will then be made on February 15, May 15, August 15 and November 15 of each year to holders of record as of the immediately preceding business day. Part of each distribution will be treated as a tax-free return of the holder's investment. See "--Tax Treatment of Distributions" and "Certain United States Federal Income Tax Consequences".

         If _________ makes cash distributions to all holders of _________ common stock that exceed $______ per share in any quarter, the trust intends to make additional distributions to holders. For further detail, please see "Investment Objective and Policies--The Forward Purchase Contract--Anti-Dilution Adjustments".

         Upon termination of the trust, as described under the caption "The Trust--Trust Termination", each holder will receive its pro-rata share of any remaining net assets of the trust.

         Except as otherwise provided above, quarterly distributions on the trust securities will consist solely of the cash received from the U.S. Treasury securities.

         The trust does not permit the reinvestment of distributions.

         Tax Treatment of Distributions

         The following table sets forth information regarding the distributions to be received on the stripped U.S. Treasury securities described under "Investment Objective and Policies" above, the portion of each year's distributions that will constitute a return of capital for U.S. federal income tax purposes and the amount of original issue discount accruing (assuming a yield-to-maturity accrual election in respect of any short-term U.S. Treasury securities and assuming that the exchange date is not accelerated or extended) on those U.S. Treasury securities with respect to a holder that acquires its trust securities at the issue price from the underwriters pursuant to the original offering. See "Certain United States Federal Income Tax Consequences".



                                                                                 Annual Gross       Annual Inclusion
                                                            Annual Gross      Distributions from   of Original Issue
                                      Annual Return of   Distributions from      U.S. Treasury      Discount Year in
                                     Capital per Trust      U.S. Treasury       Securities per      Income per Trust
Year                                      Security           Securities         Trust Security          Security
----                                      --------           ----------         --------------          --------

2005............................
2006............................
2007............................
2008............................

Voting

         Holders are entitled to a full vote for each trust security held on all matters of the trust to be voted on by holders and are not able to cumulate their votes in the election of trustees. The trustees have been selected initially by Goldman Sachs, as the trust's sponsor and the initial holder of the trust's securities. The trust intends to hold annual meetings as required under the Investment Company Act. The trustees may call special meetings of holders for action by holder vote as may be required by either the Investment Company Act or the trust agreement. The holders have the right, upon the declaration in writing or vote of more than two-thirds of the outstanding trust securities, to remove a trustee. The trustees will call a meeting of holders to vote on the removal of a trustee upon the written request of the holders of record of 10% of the trust securities or to vote on other matters upon the written request of the holders of record of 51% of the trust securities (unless substantially the same matter was voted on during the previous 12 months). The trustees will establish, and notify the holders in writing of, the record date for each such meeting. The record date must be not less than 10 nor more than 50 days before the meeting date. Holders at the close of business on the record date will be entitled to vote at the meeting. The trust will also assist in communications with other holders as required by the Investment Company Act.

Book-Entry-Only Issuance

         The Depository Trust Company ("DTC") will act as securities depository for the trust securities. The information in this section concerning DTC and DTC's book-entry system is based upon information obtained from DTC. The trust securities will be issued only as fully-registered securities registered in the name of Cede & Co. (as nominee for DTC). One or more fully-registered global security certificates will be issued, representing in the aggregate the total number of trust securities, and will be deposited with or on behalf of DTC.

         DTC is a limited-purpose trust company organized under the New York Banking Law, a "banking organization" within the meaning of the New York Banking Law, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code and a "clearing agency" registered pursuant to the provisions of Section 17A of the Exchange Act. DTC holds securities that its participants deposit with DTC. DTC also facilitates the settlement among participants of securities transactions, such as transfers and pledges, in deposited securities through electronic computerized book-entry changes in participants' accounts, eliminating the need for physical movement of securities certificates. Direct participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations. Access to the DTC system is also available to others such as securities brokers and dealers, banks and trust companies that clear through or maintain a custodial relationship with a direct participant, either directly or indirectly.

         Purchases of securities within the DTC system must be made by or through a direct participant, which will receive a credit for the securities on DTC's records. The ownership interest of each actual purchaser of a security is in turn to be recorded on the direct or indirect participants' records. Beneficial owners will not receive written confirmation from DTC of their purchases, but beneficial owners are expected to receive written confirmations providing details of the transactions, as well as periodic statements of their holdings, from the direct or indirect participants through which the beneficial owners purchased securities. Transfers of ownership interests in securities are to be accomplished by entries made on the books of participants acting on behalf of beneficial owners. Beneficial owners will not receive certificates representing their ownership interests in securities, except upon a resignation of DTC.

         DTC has no knowledge of the actual beneficial owners of the securities; DTC's records reflect only the identity of the direct participants to whose accounts those securities are credited, which may or may not be the beneficial owners. The participants will remain responsible for keeping account of their holdings on behalf of their customers.

         Conveyance of notices and other communications by DTC to direct participants, by direct participants to indirect participants, and by direct participants and indirect participants to beneficial owners will be governed by arrangements among them, subject to any statutory or regulatory requirements as may be in effect from time to time.

         Payments on the securities will be made to DTC. DTC's practice is to credit direct participants' accounts on the relevant payment date in accordance with their respective holdings shown on DTC's records unless DTC has reason to believe that it will not receive payments on that payment date. Payments by participants to beneficial owners will be governed by standing instructions and customary practices and will be the responsibility of that participant and not of DTC or the trust, subject to any statutory or regulatory requirements as may be in effect from time to time. Payment of dividends to DTC is the responsibility of the trust, disbursement of those payments to direct participants is the responsibility of DTC, and disbursement of those payments to the beneficial owners is the responsibility of direct and indirect participants.

         Except as provided herein, a beneficial owner of an interest in a global security will not be entitled to receive physical delivery of securities. Accordingly, each beneficial owner must rely on the procedures of DTC to exercise any rights under the securities.

         DTC may discontinue providing its services as securities depository with respect to the securities at any time by giving reasonable notice to the trust. Under those circumstances, if a successor securities depository is not obtained, certificates representing the securities will be printed and delivered in accordance with DTC's instructions.

              CERTAIN UNITED STATES FEDERAL INCOME TAX CONSEQUENCES

         The following is a summary of U.S. federal income tax consequences material to the purchase, ownership and disposition of the trust securities. This summary does not purport to be a comprehensive description of all of the tax consequences that may be relevant to the decision to purchase the trust securities by any particular holder, including tax consequences that arise from rules of general application to all taxpayers or to certain classes of taxpayers or that are generally assumed to be known by holders.

         Except to the extent discussed under "--Non-U.S. Holders," this summary addresses the tax consequences only to a beneficial owner of the trust securities that is a "U.S. Holder," which is defined as:

         o        an individual who is a citizen or resident of the United
                  States,

         o        a U.S. domestic corporation, or

         o any other person that is subject to U.S. federal income taxation on a net income basis in respect of its investment in the trust securities.

         This summary is based on the U.S. federal income tax laws, regulations, rulings and decisions now in effect, all of which are subject to change, possibly on a retroactive basis. This summary applies only to holders that will hold the trust securities as capital assets, and that purchase their trust securities in their initial offering. This summary does not address tax considerations applicable to holders that may be subject to special tax rules, such as dealers in securities or foreign currencies, traders in securities or commodities electing to mark to market, financial institutions, insurance companies, tax-exempt organizations, persons that will hold the trust securities as a position in a "straddle" for tax purposes or as a part of a "synthetic security" or a "conversion transaction" or other integrated investment comprised of a security and one or more other investments, or persons that have a functional currency other than the U.S. dollar. In addition, this summary does not address tax considerations applicable to persons that engage in transactions relating to the _________ common stock other than the purchase of the trust securities.

         This summary does not include any description of the tax laws of any state or local governments or of any foreign government that may be applicable to the trust securities or to the owners thereof. It also does not discuss the tax consequences of the ownership of _________ common stock except where otherwise stated. Before acquiring the trust securities, prospective holders should consult "Material United States Federal Tax Consequences to Non-U.S. Holders" in the attached common stock prospectus concerning the tax treatment of the _________ common stock.

         There are no statutory, judicial or administrative authorities addressing the characterization for U.S. federal income tax purposes of the trust securities. As a result, certain aspects of the U.S. federal income tax consequences of an investment in the trust securities remain uncertain. No ruling is being requested from the Internal Revenue Service (the "IRS") with respect to the trust securities, and no assurance can be given that the IRS will agree with all of the conclusions expressed herein. Holders should consult their own tax advisors in determining the tax consequences to them of holding the trust securities, including the application to their particular situation of the U.S. federal income tax considerations discussed below, as well as the application of state, local or other tax laws.

         Pursuant to the terms of the trust agreement, the trust and every holder of the trust securities agree to treat a security for U.S. federal income tax purposes as a beneficial interest in a trust that holds zero-coupon U.S. Treasury securities and the forward purchase contract. The trust intends to report the holders' income to the IRS in accordance with this treatment. In addition, pursuant to the terms of the forward purchase contract and the trust agreement, the seller, the trust and every holder of a trust security will be obligated (in the absence of an administrative determination or judicial ruling to the contrary) to characterize the forward purchase contract for all tax purposes as a forward purchase contract to purchase _________ common stock at the exchange date (including as a result of acceleration or otherwise), under the terms of which contract:

         (a) at the time of issuance of the trust securities the holder is required to deposit irrevocably with the seller a fixed amount of cash equal to the purchase price of the trust securities, less the purchase price of the U.S. Treasury securities, to assure the fulfillment of the obligation described in clause
                  (b) below, and

         (b) at maturity such cash deposit unconditionally and irrevocably will be applied by the seller in full satisfaction of the holder's payment obligation under the forward purchase contract, and the seller will deliver to the holder the number of shares of ________ common stock that the holder is entitled to receive at that time pursuant to the terms of the trust securities (subject to the right of the seller to deliver cash in lieu of the common ________ stock).

         Under this approach, the tax consequences of holding a trust security will be as described below.

Tax Status of the Trust

         The trust will be taxable as a grantor trust owned solely by the present and future holders of trust securities for federal income tax purposes, and income received by the trust will be treated as income of the holders in the manner set forth below.

Tax Consequences to U.S. Holders

         Tax Basis of the Treasury Securities and the Forward Purchase Contract. Each holder will be considered to be the owner of its pro rata portion of the U.S. Treasury securities and the forward purchase contract held by the trust. The cost to the holder of the trust securities will be allocated among the holder's pro rata portion of the U.S. Treasury securities and the forward purchase contract (in proportion to the fair market values thereof on the date on which the holder acquired the trust securities) in order to determine the holder's tax basis in its pro rata portion of the U.S. Treasury securities and the forward purchase contract. It is currently anticipated that approximately ________ % and ________% of the net proceeds of the offering will be used by the trust to purchase the U.S. Treasury securities and as a payment to the seller under the forward purchase contract, respectively. A holder's basis in the trust securities will be increased by the amount of any original issue discount included in income by the holder with respect to the U.S. Treasury securities and will be reduced by payments on the U.S. Treasury securities, as described in detail under "Original Issue Discount on the Treasury Securities." Accordingly, a holder's basis in the trust securities will be reduced over time to an amount equal at maturity of the forward purchase contract to its basis in its pro rata portion of the forward purchase contract.

         Gain or loss on disposition of the trust securities, or on disposition by the trust of its assets, generally will constitute capital gain or loss. Such gain or loss generally will be long-term capital gain or loss if the holder has held the trust securities for more than one year at such time.

         Original Issue Discount on the Treasury Securities. The U.S. Treasury securities in the trust will consist of zero-coupon U.S. Treasury securities. A holder will be required to treat its pro rata portion of each U.S. Treasury security in the trust as a bond that was originally issued on the date the holder purchased its trust securities and at an original issue discount equal to the excess of the holder's pro rata portion of the amounts payable on such U.S. Treasury security over the holder's tax basis for the U.S. Treasury security as discussed above. The holder (whether on the cash or accrual method of tax accounting) is required to include original issue discount (other than original issue discount on short-term treasury securities as described below) in income for federal income tax purposes as it accrues, in accordance with a constant yield method, prior to the receipt of cash attributable to such income. Because it is expected that more than 20% of the holders of the trust securities will be accrual basis taxpayers, a holder will be required to include in income original issue discount on any short-term U.S. Treasury security (i.e., any U.S. treasury security with a maturity of one year or less from the date it is purchased) held by the trust as that original issue discount accrues. Unless a holder elects to accrue the original issue discount on a short-term U.S. Treasury security according to a constant yield method based on daily compounding, the original issue discount will be accrued on a straight-line basis. A holder's tax basis in a U.S. Treasury security, and thus its pro rata basis in the trust securities, will be increased by the amount of any original issue discount included in income by the holder with respect to such U.S. Treasury security and will be reduced by payments on the U.S. Treasury security. A holder will not be required to include in income any quarterly distributions received with respect to a U.S. Treasury security.

         Treatment of the Forward Purchase Contract. Each holder will be treated as having entered into a pro rata portion of the forward purchase contract and, at maturity or on complete or partial acceleration thereof, as having received a pro rata portion of the _________ common stock (or cash, or other reference property or combination thereof) delivered to the trust. Under existing law, a holder of trust securities will not recognize income, gain or loss upon entry into the forward purchase contract.

         Except as described below under "--Adjustment Events," a holder should not be required under existing law to include amounts in income over the term of the forward purchase contract. The IRS and the U.S. Treasury Department have indicated that they may publish guidance with respect to accrual of income on prepaid forward contracts. If such guidance were issued with retroactive application, it could increase the amount of income required to be included over the term of the forward purchase contract. See "--Possible Alternative Treatment" below.

         Sale of the Trust Securities. Upon a sale of all or some of a holder's trust securities, a holder will be treated as having sold its pro rata portion of the U.S. Treasury securities and of the forward purchase contract underlying the trust securities. The selling holder will recognize gain or loss equal to the difference between the amount realized and the investor's aggregate tax bases in its pro rata portion of the U.S. Treasury securities and the forward purchase contract. Any gain or loss generally will be long-term capital gain or loss if the holder has held the trust securities for more than one year. The distinction between capital gain or loss and ordinary income or loss is important for purposes of the limitations on a holder's ability to offset capital losses against ordinary income. In addition, individuals generally are subject to taxation at a reduced rate on long-term capital gains.

         Distribution of _________ Common Stock at Maturity. The delivery of the shares of ________ common stock to the trust at maturity pursuant to the forward purchase contract and the distribution of the shares by the trust to a holder of trust securities will not be taxable to the holder. A holder of trust securities will have taxable gain or loss upon receipt of cash in lieu of fractional shares of _________ common stock distributed upon termination of the trust, in an amount equal to the difference between the cash received and the portion of the basis of the forward purchase contract allocable to fractional shares (based on the relative number of fractional shares and shares delivered to the holder), which may be treated as short-term capital gain or loss without regard to the holder's holding period with respect to the trust securities. Each holder's aggregate basis in its shares of ________ common stock will be equal to its basis in its pro rata portion of the forward purchase contract less the portion of such basis allocable to any fractional shares of _________ common stock for which cash is received (and less the portion of any basis allocable to amounts received on partial acceleration of the forward purchase contract, as described under "--Distribution upon an Acceleration of the Forward Contract"). A holder's holding period in its shares of _________ common stock will begin on the day after the date of delivery of such _________ common stock to the trust.

         Distribution of Cash at Maturity. If a holder receives cash at maturity as a result of the seller's election to deliver cash instead of shares of _________ common stock, the holder will recognize gain or loss equal to any difference between the amount of cash received and its tax basis in the trust securities at that time.

         Distribution of Other Reference Property at Maturity as a Result of an Adjustment or Reorganization Event. If reference property other than cash or _________ common stock, or any combination of cash, other reference property and
_________ common stock is delivered at maturity pursuant to the forward purchase contract, a holder will have taxable gain or loss upon receipt equal to the difference between the amount of cash received, if any, and its basis in its pro rata portion of the forward purchase contract for which such cash was received. If the holder has held the trust securities for more than one year, such gain or loss generally will be long-term capital gain or loss (except with respect to any cash received in lieu of a fractional interest in reference property or _______ common stock). A holder's basis in any other reference property received will be equal to its basis at that time in its pro rata portion of the forward purchase contract for which such reference property was received.

         Distribution upon an Acceleration of the Forward Contract. In the event of a complete acceleration of the forward purchase contract, holders will be taxed as described above under "--Distribution of _________ Common Stock at Maturity," "--Distribution of Cash at Maturity" or "--Distribution of Cash or Other Reference Property at Maturity as a Result of an Adjustment or Reorganization Event" as applicable. In addition, a holder will have taxable gain or loss upon receipt by the trust of cash allocable to the U.S. Treasury securities disposed of by the trust equal to the difference between the amount of such cash and the holder's adjusted basis in its pro rata portion of the U.S. Treasury securities.

         The U.S. federal income tax treatment of amounts received on a partial acceleration of the forward purchase contract is uncertain. The trust intends to take the position that such an amount represents the delivery to holders of amounts pursuant to the exercise of a pro rata portion of the forward contract. Under that treatment, holders generally will be taxed as described above under "--Distribution of _________ Common Stock at Maturity," "--Distribution of Cash at Maturity" or "--Distribution of Other Reference Property at Maturity as a Result of an Adjustment or Reorganization Event" with respect to the portion of the forward purchase contract that is accelerated. A holder's gain or loss with respect to any cash received, and its basis in any _________ common stock or other reference property received, on partial acceleration will be determined by reference to the portion of its total basis in the forward purchase contract that is allocated to the portion accelerated. The portion of a holder's total basis in the forward purchase contract that is allocated to the portion accelerated will be determined based on the relative size of the partially accelerated portion compared to the portion of the contract not accelerated. For example, if one-tenth of the forward purchase contract is accelerated, then 10 percent of a holder's basis in the contract would be allocated to the cash received for purposes of determining gain or loss on the partial acceleration, or would be carried over to the _________ common stock or other reference property received. A holder's basis in the forward purchase contract will be reduced by the portion of the basis in the contract allocable to the cash, _________ common stock or other reference property received on partial acceleration. The holding period for shares of _________ common stock received upon a partial acceleration will begin on the day after the date of delivery of such _________ common stock to the trust. Prospective purchasers of the trust securities are urged to consult their tax advisors with respect to the U.S. federal income tax treatment of amounts received on partial acceleration of the forward purchase contract.

         Adjustment Events. There are no statutory, judicial or administrative authorities addressing the treatment for U.S. federal income tax purposes of amounts that may be paid to the trust with respect to distributions on _________ common stock of cash. The trust intends to take the position that the likelihood of such payments is remote, and to report such payments, if any, as ordinary income. Under this treatment, a holder generally should include such payments in income in accordance with such holder's method of accounting. In the event that distributions on _________ common stock of cash exceed one percent of the average closing price of the stock during the relevant quarterly distribution period, it is possible that a holder would be required to accrue income on a current basis in respect of the contingent payment that may be made under the forward purchase contract on the exchange date if the likelihood of such payment is more than remote. In addition, in the event that reference property under the forward purchase contract includes cash with a value determined by reference to a U.S. Treasury security, it is possible that holders would be required to accrue income with respect to part or all of such cash reference property. For example, because a holder is entitled to receive between _________ percent and 100 percent of such cash reference property at maturity of the forward purchase contract, a holder may be required to include income at a rate equal to that of the U.S. Treasury security on _________ percent or more of such cash reference property. The trust intends to report income to holders on the basis described in the prior sentence with respect to ________ percent of such cash reference property. Prospective purchasers are urged to consult their tax advisors with respect to the U.S. federal income tax treatment of the payments described in this paragraph.

         Extension of Exchange Date. While not free from doubt, an extension of the exchange date under the forward purchase contract should not be a taxable event and a holder therefore should not recognize gain upon such an extension. Although there is no authority addressing the treatment of the cash distribution paid on the extended exchange date (whether or not later accelerated), the trust intends to file information returns with the IRS on the basis that the cash distribution is ordinary income to the holders. U.S. Holders should consult their own tax advisors concerning the consequences of extending the exchange date, including the possibility that a holder may be treated as realizing gain as a result of the extension and the possibility that the cash distribution may be treated as a reduction in a holder's tax basis in the trust securities by analogy to the treatment of rebates or of option premiums.

         Fees and Expenses of the Trust. The trust intends to treat fees and expenses paid by the seller as attributable to the seller and not the holders. If, however, the fees and expenses were treated as attributable to a holder, such a holder's pro rata portion of the expenses in connection with the organization of the trust, underwriting discounts and commissions and other offering expenses should be includible in the cost to the owner of the trust securities. There can be no assurance, however, that the IRS will not take the view that such expenses are excludable from the holder's cost of the trust securities. If the IRS were to prevail, such expenses would not be includible in the basis of the assets of the trust and should instead be amortizable and deductible over the term of the trust. If such expenses were treated as amortizable and deductible, an individual holder who itemizes deductions would be entitled to amortize and deduct (subject to any other applicable limitations on itemized deductions) such expenses over the term of the trust only to the extent that such amortized annual expenses together with the holder's other miscellaneous deductions exceed 2% of such holder's adjusted gross income.

         Possible Alternative Treatment. It is possible that the IRS could seek to characterize the trust securities in a manner that results in tax consequences to holders different from those described above. Under alternative characterizations of the trust securities, it is possible, for example, that a trust security could be treated as a contingent payment debt instrument, or as including a debt instrument and a forward contract or two or more options. Under these alternative characterizations, the timing and character of income from the trust securities could differ substantially.

         It is also possible that future regulations or other IRS guidance would require a holder to accrue income on the trust securities on a current basis. The IRS and U.S. Treasury Department recently issued proposed regulations that require current accrual of income with respect to contingent non-periodic payments made under certain notional principal contracts. The preamble to the regulations states that the "wait and see" method of tax accounting does not properly reflect the economic accrual of income on such contracts, and requires a current accrual of income with respect to some contracts already in existence at the time the proposed regulations were released. While the proposed regulations do not apply to prepaid forward contracts, the preamble to the proposed regulations expresses the view that similar timing issues exist in the case of prepaid forward contracts. If the IRS published future guidance requiring current accrual of income with respect to contingent payments on prepaid forward contracts, it is possible that a holder could be required to accrue income over the term of the trust securities.

         Potential Application of Constructive Ownership Rules. Some or all of the net long-term capital gain arising from certain "constructive ownership" transactions may be characterized as ordinary income, in which case an interest charge would be imposed on any such ordinary income. These rules have no immediate application to forward contracts in respect of the stock of most corporations, including the trust securities. The rules, however, grant discretionary authority to the U.S. Treasury Department to expand the scope of "constructive ownership" transactions to include forward contracts in respect of the stock of all corporations. The rules separately also direct the Treasury to promulgate regulations excluding a forward contract that does not convey "substantially all" of the economic return on an underlying asset from the scope of "constructive ownership" transactions. This category may include the trust securities. It is not possible to predict whether such regulations will be promulgated by the U.S. Treasury Department, or the form or effective date that any regulations that may be promulgated might take.

Non-U.S. Holders

         A "Non-U.S. Holder" is a holder of the trust securities that is a non-resident alien individual or foreign corporation. Payments made to a Non-U.S. Holder with respect to the trust securities will not be subject to U.S. withholding tax to the extent such payments are derived from payments from the proceeds of the U.S. Treasury securities, provided that the holder complies with applicable certification requirements (including in general the furnishing of an IRS Form W8-BEN or a substitute form).

         The trust intends, however, to treat as subject to withholding at a rate of 30% any distributions of amounts that may be paid to the trust with respect to distributions on _________ common stock of cash. The trust also intends to treat as subject to withholding an amount equal to 30% of any additional distribution paid to any Non-U.S. Holder with respect to the trust securities in the event of an extension of the exchange date. For more details, please see "Investment Objective and Policies--The Forward Purchase Contract." It may be possible to reduce the rate of withholding tax with respect to some or all of such distributions under the portfolio interest exemption (which, subject to certain exceptions, exempts non-resident alien individuals and foreign corporations from tax on interest payments on debt from U.S. sources) or a U.S. income tax treaty. If you are eligible for a reduced rate of U.S. withholding tax pursuant to the portfolio interest exemption or a tax treaty, you may obtain a refund or credit of any excess amounts withheld by filing an appropriate claim for refund with the IRS.

         Any capital gain realized upon the sale or other disposition of the trust securities by a Non-U.S. Holder generally will not be subject to U.S. federal income tax if (a) such gain is not effectively connected with a U.S. trade or business or (b) in the case of an individual, (i) the individual is not present in the United States for 183 days or more in the taxable year of the sale or other disposition, and (ii) the gain is not attributable to a fixed place of business maintained by the individual in the United States.

         A Non-U.S. Holder of trust securities that is subject to U.S. federal income taxation on a net income basis with respect to the trust securities should see the discussion in "--Tax Consequences to U.S. Holders."

Backup Withholding Tax and Information Reporting

         A holder of trust securities may be subject to information reporting and to backup withholding with respect to certain amounts paid to such holder unless such holder provides proof of an applicable exemption or a correct taxpayer identification number and otherwise complies with applicable requirements of the backup withholding rules. Backup withholding is not an additional tax. Rather, any amounts withheld from a payment under the backup withholding rules are allowed as a refund or credit against a holder's U.S. federal income tax liability, provided the required information is furnished to the IRS.

                                  UNDERWRITING

                , ________ , the trust and the underwriters named below have entered into an underwriting agreement with respect to the trust securities. Subject to certain conditions, each underwriter has severally agreed to purchase the principal amount of trust securities indicated in the following table.

                                                                                         Number of
                                                                                           Trust
                                             Underwriters                                Securities
                                             ------------                                ----------
        Goldman, Sachs & Co. ...............................................
        Lehman Brothers Inc. ...............................................
        Citigroup Global Markets Inc. ......................................







                                                                                         ----------

           Total............................................................

                                                                                         ==========

         The underwriters are committed to take and pay for all of the trust securities being offered, if any are taken. Trust securities sold by the underwriters to the public will initially be offered at the initial public offering price set forth on the cover of this prospectus. Any trust securities sold by the underwriters to securities dealers may be sold at a discount of up to $ ________ per trust security from the initial public offering price. Any such securities dealers may resell any trust securities purchased from the underwriters to certain other brokers or dealers at a discount of up to $ _______ per trust security from the initial public offering price. If all the trust securities are not sold at the initial public offering price, the underwriters may change the initial public offering price and the other selling terms. The sales load of $ ________ per trust security is equal to ________ % of the initial public offering price.

         ______ and the seller have agreed to indemnify the several underwriters against certain liabilities, including liabilities under the Securities Act.

         The underwriters and their affiliates have provided, from time to time, and may continue to provide, investment banking, financial and other services to _________ and ________ , for which ________ and have ________ paid, and intend to pay, them customary fees.

         In light of the fact that a portion of the proceeds from the sale of the trust securities will be used by the trust to purchase the forward purchase contract from the seller, the underwriting agreement provides that the seller will pay to the underwriters the underwriters' compensation of $________ per trust security.

         ______, _________ and _________ have agreed, subject to certain exceptions, not to offer, sell, or otherwise transfer, and, in the case of ________ , not to permit any subsidiary to offer, sell or otherwise transfer, directly or indirectly, any shares of _________ common stock or any securities convertible or exchangeable into shares of ________ common stock for a period of 90 days from the date of this prospectus without the prior written consent of Goldman, Sachs & Co., Lehman Brothers Inc. and Citigroup Global Markets Inc.

         All of ________ 's directors and those officers of _________ that have reporting responsibilities under Section 16 of the Securities Exchange Act of 1934 have agreed, pursuant to lock-up agreements, that, without the prior written consent of Goldman, Sachs & Co., Lehman Brothers Inc. and Citigroup Global Markets Inc., they will not, except in certain limited circumstances, directly or indirectly, offer, sell or otherwise transfer, directly or indirectly, any shares of _________ common stock or any securities convertible or exchangeable into shares of _________ common stock for a period of 90 days from the date of this prospectus.

         The foregoing restrictions on sales do not apply to:

         o this offering of the trust securities and the concurrent offering,

         o any transaction in _________ common stock by _________ on behalf of any separate or managed account, or any transaction in _________ common stock by _________ acting as broker-dealer, investment advisor, trustee or other fiduciary in the ordinary course of its business,

         o ________'s ability to sell shares of ________ common stock to the underwriters pursuant to the underwriting agreement,

         o existing reservations, agreements and incentive stock plans and other exceptions specified in the underwriting agreement, or

         o the sale by ________ 's executive officers of up to 8,000 shares of _________ common stock upon exercise of certain employee stock options.

         The trust securities will be a new issue of securities with no established trading market. The trust will apply to list the trust securities on _________ under the symbol " _______ ". The underwriters have advised _________ that they intend to make a market in the trust securities, but they are not obligated to do so and may discontinue market making at any time without notice. No assurance can be given as to the liquidity of the trading market for the trust securities.

         Each underwriter has represented, warranted and agreed that: (i) it has not offered or sold and, prior to the expiry of a period of six months from the closing date, will not offer or sell any trust securities to persons in the United Kingdom except to persons whose ordinary activities involve them in acquiring, holding, managing or disposing of investments (as principal or agent) for the purposes of their businesses or otherwise in circumstances which have not resulted and will not result in an offer to the public in the United Kingdom within the meaning of the Public Offers of Securities Regulations 1995; (ii) it has only communicated or caused to be communicated and will only communicate or cause to be communicated any invitation or inducement to engage in investment activity (within the meaning of section 21 of the Financial Services and Markets Act 2000 (the "FSMA")) received by it in connection with the issue or sale of any trust securities in circumstances in which section 21(1) of the FSMA does not apply to the Issuer; and (iii) it has complied and will comply with all applicable provisions of the FSMA with respect to anything done by it in relation to the trust securities in, from or otherwise involving the United Kingdom.

         The trust securities may not be offered, sold, transferred or delivered in or from the Netherlands, as part of their initial distribution or as part of any re-offering, and neither this prospectus nor any other documentation in respect of the offering may be distributed or circulated in the Netherlands, other than to individuals or legal entities which include, but are not limited to, banks, brokers, dealers, institutional investors and undertakings with a treasury department, who or which trade or invest in securities in a conduct of a business or profession.

         The trust securities may not be offered or sold by means of any document other than to persons whose ordinary business is to buy or sell shares or debentures, whether as principal or agent, or in circumstances which do not constitute an offer to the public within the meaning of the Companies Ordinance (Cap. 32) of Hong Kong, and no advertisement, invitation or document relating to the shares may be issued, whether in Hong Kong or elsewhere, which is directed at, or the contents of which are likely to be accessed or read by, the public in Hong Kong (except if permitted to do so under the securities laws of Hong Kong) other than with respect to trust securities which are or are intended to be disposed of only to persons outside Hong Kong or only to "professional investors" within the meaning of the Securities and Futures Ordinance (Cap. 571) of Hong Kong and any rules made thereunder.

         This prospectus has not been registered as a prospectus with the Monetary Authority of Singapore. Accordingly, this prospectus and any other document or material in connection with the offer or sale, or invitation or subscription or purchase, of the trust securities may not be circulated or distributed, nor may the trust securities be offered or sold, or be made the subject of an invitation for subscription or purchase, whether directly or indirectly, to persons in Singapore other than under circumstances in which such offer, sale or invitation does not constitute an offer or sale, or invitation for subscription or purchase, of the securities to the public in Singapore.

         The trust securities have not been and will not be registered under the Securities and Exchange Law of Japan (the Securities and Exchange Law) and each underwriter has agreed that it will not offer or sell any trust securities, directly or indirectly, in Japan or to, or for the benefit of, any resident of Japan (which term as used herein means any person resident in Japan, including any corporation or other entity organized under the laws of Japan), or to others for re-offering or resale, directly or indirectly, in Japan or to a resident of Japan, except pursuant to an exemption from the registration requirements of, and otherwise in compliance with, the Securities and Exchange Law and any other applicable laws, regulations and ministerial guidelines of Japan.

         Goldman Sachs has subscribed for one trust security at a purchase price of $100.00. Goldman, Sachs & Co. will surrender this trust security upon the closing of the offering made by this prospectus. No trust securities will be sold to the public until the trust securities subscribed for have been purchased and the purchase price of the trust securities paid in full to the trust.

                                  LEGAL MATTERS

         The validity of the trust securities will be passed upon for the trust by Cleary Gottlieb Steen & Hamilton LLP, New York, New York. Certain legal matters with respect to the offering of the trust securities will be passed upon for the underwriters by Cleary Gottlieb Steen & Hamilton LLP, New York, New York and King & Spalding LLP, New York, New York, and for _________ by LeBoeuf, Lamb, Greene & MacRae, L.L.P., a limited liability partnership including professional corporations, New York, New York. LeBoeuf, Lamb, Greene & MacRae, L.L.P. has from time to time represented and continues to represent one or more of the underwriters.

                                     EXPERTS

         The statement of assets and liabilities of the trust at March ______ , 2005 appearing in this prospectus and registration statement has been audited by ________ , independent registered public accounting firm, as set forth in their report thereon appearing elsewhere herein, and is included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

                WHERE YOU CAN FIND MORE INFORMATION ON THE TRUST

         The trust has filed with the SEC a registration statement under the Securities Act of 1933 with respect to the trust securities. You can find more information concerning the trust securities and the trust in the registration statement of which this prospectus is a part. You may read and copy the registration statement at the SEC's office in Washington, D.C. Please call the SEC at I-800-SEC-0330 for more information on their copy charges. The registration statement is also available on the SEC's website (http://www.sec.gov). The trust securities will be listed on the ______ and you may inspect information concerning the trust and the securities at the offices of _______. You may request a copy of these filings at no cost, by writing or telephoning at ________ .

         You should rely only upon the information provided in this prospectus. We have not authorized anyone to provide you with different information. You should not assume that the information in this prospectus, including any information incorporated by reference, is accurate as of any date other than the date of this prospectus.



                     WHERE YOU CAN FIND MORE INFORMATION ON

                 files annual, quarterly and special reports, proxy statements and other information with the SEC. You may read and copy any document _________ files at the SEC's public reference room in Washington, D.C. Please call the SEC at 1-800-SEC-0330 for further information on the public reference room. ________ 's SEC filings are also available to the public from the SEC's web site at www.sec.gov or from its web site at www. ________ .com. However, the information on ________ 's web site does not constitute a part of this prospectus. You may request a copy of these filings at no cost, by writing or telephoning at
________ .

                        REPORT OF INDEPENDENT ACCOUNTANTS

                                    [To come]

                       Statement of Assets and Liabilities
                       -----------------------------------


                    MANDATORILY EXCHANGEABLE SECURITIES TRUST
                              MARCH ________, 2005

   ASSETS
   ------
   Cash ...............................................................   $100
       Total assets ...................................................   $100

   LIABILITIES
   -----------
       Total liabilities ..............................................     --

   NET ASSETS .........................................................   $100
   ---------

   CAPITAL
   -------
       One security issued and outstanding ............................   $100












         The accompanying notes are an integral part of this statement.

                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES


                    MANDATORILY EXCHANGEABLE SECURITIES TRUST
                               MARCH ______, 2005

I.  Organization

         Mandatorily Exchangeable Securities Trust (the "Trust") is a New York trust. It is a registered, non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "Investment Company Act").

         The Trust was formed on June 29, 1999 under the name "Fourteenth Automatic Common Exchange Securities Trust" pursuant to a trust agreement which will be amended and restated to reflect the terms of the offering. The name of the trust was changed to "Mandatorily Exchangeable Securities Trust" on March 3, 2005. The Trust has no operations to date other than matters relating to its organization and registration.

         The Trust's only activities will be related to issuing the Mandatorily Exchangeable Trust Securities (the "Trust Securities") and investing in stripped U.S. Treasury securities and a forward purchase contract with _________ with respect to shares of common stock of _________ (the "Common Stock").

         The only securities that the Trust is authorized to issue are the Trust Securities. Each of the Trust Securities represents the right to receive (a) quarterly distributions during the term of the Trust, and (b) on May 15, 2008 (the "Exchange Date"), unless such date is accelerated or extended as described in the prospectus of the Trust dated March ________ , 2005 (the "Prospectus"), certain shares of the Common Stock or cash with an equivalent value. The Trust Securities are not subject to redemption prior to the Exchange Date or the earlier termination of the Trust. The Trust will terminate automatically ten business days after the Exchange Date.

         The Trust will be treated as a grantor trust for U.S. federal income tax purposes.

         On March _____ , 2005, Goldman, Sachs & Co, the Trust's sponsor, subscribed for one security at a purchase price of $100.00. Goldman, Sachs & Co. will surrender this security upon the closing of the offering described in this Prospectus.

II.  Organizational Costs and Fees

         In connection with the purchase by the trust of the forward purchase contract, _________ will pay costs, expenses, and fees as described in this paragraph: Organizational costs of the Trust will be borne by ________ . _________ will also pay the Trust's administrator $ ________ to cover the Trust's anticipated expenses. ________ will pay any ongoing expenses of the Trust above the estimated amounts of such expenses and _________ will reimburse the Trust for any amounts it may pay as indemnification to the Trust's administrator, custodian, collateral agent, paying agent, or any trustee. If _________ does not pay these expenses and obligations, the Trust will have to pay them, and this will reduce the amount available to distribute to holders of the Trust Securities. To the extent expenses incurred by the Trust are less than the up-front payment, the excess amount will be returned to ________ .

III. Management and Organization of the Trust

         The internal operation of the Trust will be overseen by its Board of Trustees, which will be responsible for the Trust's general management and operations. However, the trustees will not have the power to vary the investments held by the Trust. The Trust's daily administration will be carried out by PFPC Inc. as the administrator and transfer agent. Wilmington Trust Company will serve as the Trust's custodian, paying agent, registrar, and collateral agent.

IV.  Risks and Uncertainties

         The Trust will not be managed like a typical closed-end investment company. The Trust will not dispose of the forward purchase contract even if the price of the Common Stock falls significantly or the financial condition of _________ suffers (or if, after an adjustment event or reorganization event, comparable developments occur affecting any other securities or the issuer of those other securities). Similarly, unless in the event of certain cash mergers or an acceleration of the forward purchase contract upon default by ________ , the Trust will not dispose of the U.S. Treasury securities held by it before they mature or the Trust terminates, whichever comes first, even if their value falls significantly.

         The Trust is considered non-diversified under the Investment Company Act, which means that the Trust is not limited in the proportion of its assets that may be invested in the obligations of a single issuer. The only assets held by the Trust will be the U.S. Treasury securities and the forward purchase contract, and potentially a small amount of other short-term investments. As a result, an investment in the Trust may be riskier than an investment in an investment company with diversified investments.

         There are no statutory, judicial or administrative authorities addressing the characterization for U.S. federal income tax purposes of the Trust Securities. As a result, certain aspects of the U.S. federal income tax consequences of an investment in the Trust Securities remain uncertain. There is no ruling from the Internal Revenue Service with respect to the Trust Securities and the Internal Revenue Service might not agree with all of the conclusions expressed in the Prospectus.

Through and including _________ , 2005 (the 25th day after the date of this prospectus), all dealers effecting transactions in these securities, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to a dealer's obligation to deliver a prospectus when acting as an underwriter and with respect to an unsold allotment or subscription.


                                      $
                                  TRUST ISSUED
                                   MANDATORILY
                            EXCHANGEABLE SECURITIES


                                   [   logo]




                    MANDATORILY EXCHANGEABLE SECURITIES TRUST


                               ------------------


Goldman, Sachs & Co.                  Lehman Brothers                 Citigroup

                                     PART C

                                OTHER INFORMATION

Item 25.  Financial Statements and Exhibits

(a)      Financial Statements

         Part A - Report of Independent Accountants.
                   Statement of Assets and Liabilities.

         Part B - None.

(b)      Exhibits

         2.a.(i)      Trust Agreement*
         2.a.(ii)     Amendment No. 1 to Trust Agreement*
         2.a.(iii)    Amendment No. 2 to Trust Agreement*
         2.a.(iv)     Form of Amended and Restated Trust Agreement**
         2.d          Form of Specimen Certificate of $ ______ Trust Issued Mandatorily Exchangeable Securities
                      (included in Exhibit 2.a.(iv)**
         2.h          Form of Underwriting Agreement**
         2.j          Form of Custodian Agreement**
         2.k.(i)      Form of Administration Agreement**
         2.k.(ii)     Form of Paying Agent Agreement**
         2.k.(iii)    Form of Forward Purchase Contract**
         2.k.(iv)     Form of Collateral Agreement**
         2.k.(v)      Form of Fund Expense Agreement**
         2.k.(vi)     Form of Fund Indemnity Agreement**
         2.l          Opinion and Consent of Counsel to the Trust**
         2.n.(i)      Tax Opinion and Consent of Counsel to the Trust**
         2.n.(ii)     Consent of Independent Public Accountants**
         2.n.(iii)    Consents to Being Named as Trustee*
         2.p          Form of Subscription Agreement**
         2.r          Code of Ethics**
         _______________
         *  Previously filed.
         ** To be filed by amendment.

Item 26.  Marketing Arrangements

         See the Form of Underwriting Agreement, to be filed as Exhibit 2.h to this Registration Statement.

Item 27.  Other Expenses Of Issuance And Distribution

         The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

Registration fees....................................................  $
New York Stock Exchange listing fee..................................  $
Printing (other than certificates)...................................  $
Fees and expenses of qualification under state securities laws         $
(excluding fees of counsel)..........................................
Accounting fees and expenses.........................................  $
Legal fees and expenses..............................................  $
NASD fees............................................................  $
Miscellaneous........................................................  $
Total................................................................  $


Item 28.  Person Controlled by or Under Common Control with Registrant

         Before June 29, 1999 the Trust had no existence. As of the effective date, the Trust will have entered into a Subscription Agreement for one trust security with Goldman, Sachs & Co. and an Underwriting Agreement with the underwriters with respect to the trust securities offered by the prospectus.

Item 29.  Number of Holders of Trust Securities


TITLE OF CLASS                                          NUMBER OF RECORD HOLDERS
------------------------------------------------------  ------------------------
$100 Trust Issued Mandatorily Exchangeable Securities........       1


Item 30.  Indemnification

         The Underwriting Agreement, to be filed as Exhibit 2.h to this Registration Statement, provides for indemnification of the underwriters against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the "Securities Act").

         The Amended and Restated Trust Agreement, to be filed as Exhibit 2.a.(iv) to this Registration Statement provides for indemnification to each Trustee against any claim or liability incurred in acting as Trustee of the Trust, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of the Trustee's duties. The Custodian Agreement, Administration Agreement and Paying Agent Agreement filed as Exhibits 2.j, 2.k.(i) and 2.k.(ii) to this Registration Statement provide for indemnification to the Custodian, Administrator and Paying Agent against any loss or expense incurred in the performance of their obligations under the respective agreements, unless such loss or expense is due to willful misfeasance, bad faith, gross negligence or reckless disregard of their obligations. The Fund Indemnity Agreement, to be filed as Exhibit 2.k.(vi) to this Registration Statement provides that the Sellers will indemnify the Trust for certain indemnification expenses incurred under the Trust Agreement, the Custodian Agreement, the Administration Agreement and the Paying Agent Agreement.

         Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. If a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the trust securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of Investment Adviser

         Not Applicable.

Item 32.  Location of Accounts and Records

         The Trust's accounts, books and other documents are currently located at the offices of the Registrant, c/o Goldman, Sachs & Co., 85 Broad Street, New York, New York 10004 and at the offices of the Registrant's administrator at
________ .

Item 33.  Management Services

         Not applicable.

Item 34.  Undertakings

         (a) The Registrant hereby undertakes to suspend offering of the trust securities until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value falls more than 10 percent from its net asset value as of the effective date of the Registration Statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

         (b) The Registrant hereby undertakes that (i) for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective; (ii) for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the trust securities offered therein, and the offering of the trust securities at that time shall be deemed to be the initial bona fide offering thereof.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, State of New York, on the 29th day of March, 2005.

                                       MANDATORILY EXCHANGEABLE SECURITIES TRUST


                                       By: /s/ Donald J. Puglisi
                                           -------------------------------
                                           Donald J. Puglisi, Trustee


         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person, in the capacities and on the date indicated.

NAME                      TITLE                                  DATE
-----------------------   ---------------------------------      ---------------

/s/ Donald J. Puglisi     Principal Executive Officer,           March 29, 2005
---------------------     Principal Financial Officer,
Donald J. Puglisi         Principal Accounting Officer and
                          Trustee

                                  EXHIBIT INDEX

EXHIBIT      NAME OF EXHIBIT
-------      ---------------
2.a.(i)      Trust Agreement*
2.a.(ii)     Amendment No. 1 to Trust Agreement*
2.a.(iii)    Amendment No. 2 to Trust Agreement*
2.a.(iv)     Form of Amended and Restated Trust Agreement**
2.d          Form of Specimen Certificate of $ ______ Trust Issued Mandatorily Exchangeable Securities
             (included in Exhibit 2.a.(iv)**
2.h          Form of Underwriting Agreement**
2.j          Form of Custodian Agreement**
2.k.(i)      Form of Administration Agreement**
2.k.(ii)     Form of Paying Agent Agreement**
2.k.(iii)    Form of Forward Purchase Contract**
2.k.(iv)     Form of Collateral Agreement**
2.k.(v)      Form of Fund Expense Agreement**
2.k.(vi)     Form of Fund Indemnity Agreement**
2.l          Opinion and Consent of Counsel to the Trust**
2.n.(i)      Tax Opinion and Consent of Counsel to the Trust**
2.n.(ii)     Consent of Independent Public Accountants**
2.n.(iii)    Consents to Being Named as Trustee*
2.p          Form of Subscription Agreement**
2.r          Code of Ethics**
_______________
*  Previously filed.
** To be filed by amendment.

